United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/17

Date of Reporting Period: Six months ended 01/31/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2017
Share Class	Ticker
A	QAACX
C	QCACX
Institutional	QIACX
R6	QKACX

Federated MDT All Cap Core Fund
Fund Established 2002

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2016 through January 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2017, the Fund's index composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Life Insurance	5.3%
Internet Services	3.9%
Money Center Bank	3.4%
AT&T Divestiture	3.2%
Department Stores	3.2%
Property Liability Insurance	3.0%
Financial Services	2.9%
Commodity Chemicals	2.8%
Services to Medical Professionals	2.8%
Regional Banks	2.7%
Ethical Drugs	2.6%
Oil Refiner	2.6%
Biotechnology	2.5%
Computers - High End	2.5%
Medical Supplies	2.5%
Software Packaged/Custom	2.3%
Computers - Low End	2.2%
Computers - Midrange	2.2%
Auto Original Equipment Manufacturers	2.1%
Semiconductor Manufacturing Equipment	2.1%
Crude Oil & Gas Production	2.0%
Packaged Foods	2.0%
Semiconductor Manufacturing	1.9%
Defense Aerospace	1.8%
Airline - National	1.7%
Poultry Products	1.7%
Soft Drinks	1.6%
Electric Utility	1.5%
Miscellaneous Food Products	1.4%
Pollution Control	1.4%
Broadcasting	1.3%
Medical Technology	1.3%
Miscellaneous Machinery	1.1%
Specialty Retailing	1.1%
Telephone Utility	1.1%
Hospitals	1.0%
Other[2]	17.6%
Semi-Annual Shareholder Report
1

Industry Composition	Percentage of Total Net Assets
Cash Equivalents[3]	1.9%
Other Assets and Liabilities—Net[4]	(0.2)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other”.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Agricultural Machinery—0.4%
9,100		AGCO Corp.	$571,480
		Airline - National—1.7%
4,639	[1]	Atlas Air Worldwide Holdings, Inc.	244,707
21,800	[1]	Jet Blue Airways Corp.	427,498
24,378	[1]	United Continental Holdings, Inc.	1,717,918
		TOTAL	2,390,123
		Airline - Regional—0.3%
2,027		Alaska Air Group, Inc.	190,173
5,206		Southwest Airlines Co.	272,326
		TOTAL	462,499
		Airlines—0.6%
17,262		Delta Air Lines, Inc.	815,457
		Apparel—0.2%
4,466	[1]	Iconix Brand Group, Inc.	45,955
2,984		PVH Corp.	279,929
		TOTAL	325,884
		AT&T Divestiture—3.2%
24,694		AT&T, Inc.	1,041,099
73,684		Verizon Communications, Inc.	3,611,253
		TOTAL	4,652,352
		Auto Manufacturing—0.3%
35,900		Ford Motor Co.	443,724
		Auto Original Equipment Manufacturers—2.1%
394	[1]	AutoZone, Inc.	285,642
18,948		Lear Corp.	2,692,321
		TOTAL	2,977,963
		Auto Rentals—0.5%
5,141	[1]	United Rentals, Inc.	650,388
		Biotechnology—2.5%
23,183		Amgen, Inc.	3,632,312
		Broadcasting—1.3%
29,577		CBS Corp., Class B	1,907,421
		Cable TV—0.9%
29,963		Viacom, Inc., Class B	1,262,641
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Capital Markets—0.6%
18,565		Bank of New York Mellon Corp.	$830,412
		Clothing Stores—0.7%
9,671	[1]	Fossil, Inc.	247,287
33,449		Gap (The), Inc.	770,331
		TOTAL	1,017,618
		Commercial Services—0.0%
3,233		R.R. Donnelley & Sons Co.	55,446
		Commodity Chemicals—2.8%
2,018		Celanese Corp.	170,319
20,478		Eastman Chemical Co.	1,587,045
23,622		LyondellBasell Investment LLC	2,203,224
		TOTAL	3,960,588
		Computer Networking—0.6%
31,818		Juniper Networks, Inc.	852,086
		Computer Peripherals—0.9%
4,539		NVIDIA Corp.	495,568
19,800		NetApp, Inc.	758,736
		TOTAL	1,254,304
		Computer Stores—0.1%
5,982		GameStop Corp.	146,499
		Computers - High End—2.5%
20,378		IBM Corp.	3,556,369
		Computers - Low End—2.2%
25,774		Apple, Inc.	3,127,675
		Computers - Midrange—2.2%
209,751		Hewlett-Packard Co.	3,156,753
		Consumer Durables & Apparel—0.1%
4,970	[1]	American Outdoor Brands Corp.	105,861
		Consumer Finance—0.3%
25,900		Navient Corp.	389,536
		Cosmetics & Toiletries—0.7%
21,400	[1]	Avon Products, Inc.	125,618
3,481	[1]	Helen of Troy Ltd.	324,777
1,912	[1]	Ulta Beauty, Inc.	520,600
		TOTAL	970,995
		Crude Oil & Gas Production—2.0%
22,200	[1]	Chesapeake Energy Corp.	143,190
19,321		Cimarex Energy Co.	2,612,393
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Crude Oil & Gas Production—continued
740		Pioneer Natural Resources, Inc.	$133,370
		TOTAL	2,888,953
		Dairy Products—0.3%
5,515		Cal-Maine Foods, Inc.	229,975
8,425		Dean Foods Co.	167,321
		TOTAL	397,296
		Defense Aerospace—1.8%
42,691		Spirit Aerosystems Holdings, Inc., Class A	2,563,595
		Defense Electronics—0.3%
1,828		Northrop Grumman Corp.	418,758
		Department Stores—3.2%
5,980		Dillards, Inc., Class A	337,511
20,551		Kohl's Corp.	818,546
41,805		Macy's, Inc.	1,234,920
33,297		Target Corp.	2,146,991
		TOTAL	4,537,968
		Discount Department Stores—0.4%
5,400		Foot Locker, Inc.	370,116
2,187		Wal-Mart Stores, Inc.	145,960
		TOTAL	516,076
		Diversified Oil—0.3%
6,853		Occidental Petroleum Corp.	464,428
		Electric Utility—1.5%
24,600		AES Corp.	281,424
83,976		NiSource, Inc.	1,878,543
		TOTAL	2,159,967
		Electrical Equipment—0.4%
4,200	[1]	Sanmina Corp.	163,590
3,060	[1]	WESCO International, Inc.	216,342
29,400		Xerox Corp.	203,742
		TOTAL	583,674
		Electronics Stores—0.5%
16,800		Best Buy Co., Inc.	747,936
		Energy Equipment & Services—0.1%
11,813		Noble Corp. PLC	79,738
		Entertainment—0.7%
43,653	[1]	MSG Networks, Inc., Class A	1,012,750
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Ethical Drugs—2.6%
87,183		Pfizer, Inc.	$2,766,316
6,195	[1]	United Therapeutics Corp.	1,013,688
		TOTAL	3,780,004
		Financial Services—2.9%
28,700		Ally Financial, Inc.	606,144
4,023		American Express Co.	307,277
8,853		Ameriprise Financial, Inc.	993,926
5,086		Deluxe Corp.	370,515
19,558		Discover Financial Services	1,354,978
4,846		Synchrony Financial	173,584
18,900		Western Union Co.	370,062
		TOTAL	4,176,486
		Grocery Chain—0.9%
37,418		Kroger Co.	1,270,715
		Health Care Equipment & Supplies—0.1%
1,779	[1]	Inogen, Inc.	114,514
		Home Building—0.1%
5,206		D. R. Horton, Inc.	155,711
		Home Products—0.4%
3,770		Libbey, Inc.	64,505
7,554		Tupperware Brands Corp.	455,959
		TOTAL	520,464
		Hospitals—1.0%
27,966	[1]	Community Health Systems, Inc.	178,982
15,835	[1]	HCA, Inc.	1,271,234
		TOTAL	1,450,216
		Hotels—0.7%
13,361		Wyndham Worldwide Corp.	1,056,321
		Internet Services—3.9%
316	[1]	Amazon.com, Inc.	260,220
83,530	[1]	eBay, Inc.	2,658,760
20,698	[1]	Facebook, Inc.	2,697,363
		TOTAL	5,616,343
		Life Insurance—5.3%
42,596		Aflac, Inc.	2,981,294
21,412		Assured Guaranty Ltd.	833,141
35,430		Prudential Financial, Inc.	3,724,047
		TOTAL	7,538,482
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Medical Supplies—2.5%
65,948		Baxter International, Inc.	$3,159,569
7,878	[1]	Hologic, Inc.	319,295
1,633	[1]	Orthofix International NV	58,690
		TOTAL	3,537,554
		Medical Technology—1.3%
4,748	[1]	IDEXX Laboratories, Inc.	580,823
10,449		Zimmer Biomet Holdings, Inc.	1,236,430
		TOTAL	1,817,253
		Metal Fabrication—0.1%
2,471		Reliance Steel & Aluminum Co.	196,815
		Miscellaneous Components—0.3%
27,428		Vishay Intertechnology, Inc.	455,305
		Miscellaneous Food Products—1.4%
7,300		Fresh Del Monte Produce, Inc.	417,925
12,745		Ingredion, Inc.	1,633,782
		TOTAL	2,051,707
		Miscellaneous Machinery—1.1%
32,533	[1]	Colfax Corp.	1,268,787
14,360	[1]	SPX Corp.	358,282
		TOTAL	1,627,069
		Miscellaneous Metals—0.2%
6,829		Kennametal, Inc.	244,068
		Money Center Bank—3.4%
19,891		Bank of America Corp.	450,332
14,483		JPMorgan Chase & Co.	1,225,696
42,328		State Street Corp.	3,225,394
		TOTAL	4,901,422
		Office Equipment—0.2%
14,800		Pitney Bowes, Inc.	235,616
		Office Supplies—0.0%
2,386		Ennis, Inc.	40,323
		Offshore Driller—0.2%
15,800		Nabors Industries Ltd.	256,750
		Oil Refiner—2.6%
15,598		HollyFrontier Corp.	451,874
50,526		Valero Energy Corp.	3,322,590
		TOTAL	3,774,464
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Oil Service, Explore & Drill—0.1%
967	[1]	Concho Resources, Inc.	$134,838
		Oil Well Supply—0.1%
8,200	[1]	Superior Energy Services, Inc.	144,894
		Packaged Foods—2.0%
20,715		Smucker (J.M.) Co.	2,814,133
		Paper Products—0.2%
5,600		Domtar, Corp.	244,664
		Pharmaceuticals—0.7%
17,127		AbbVie, Inc.	1,046,631
		Pollution Control—1.4%
14,855		Danaher Corp.	1,246,632
10,410		Waste Management, Inc.	723,495
		TOTAL	1,970,127
		Poultry Products—1.7%
16,900		Pilgrim's Pride Corp.	323,466
10,329		Sanderson Farms, Inc.	939,939
17,863		Tyson Foods, Inc., Class A	1,121,618
		TOTAL	2,385,023
		Property Liability Insurance—3.0%
3,226		Everest Re Group Ltd.	709,494
30,616		The Travelers Cos., Inc.	3,605,953
		TOTAL	4,315,447
		Regional Banks—2.7%
29,600		Fifth Third Bancorp	772,560
17,200		Huntington Bancshares, Inc.	232,716
30,200		KeyCorp	542,694
9,100		Popular, Inc.	404,313
33,335		SunTrust Banks, Inc.	1,894,095
		TOTAL	3,846,378
		Rubber—0.4%
19,439		Goodyear Tire & Rubber Co.	629,629
		Securities Brokerage—0.7%
4,603		Goldman Sachs Group, Inc.	1,055,560
		Semiconductor Distribution—0.2%
2,931	[1]	Arrow Electronics, Inc.	215,487
		Semiconductor Manufacturing—1.9%
75,550		Intel Corp.	2,781,751
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Semiconductor Manufacturing Equipment—2.1%
56,753		Applied Materials, Inc.	$1,943,790
9,374		Lam Research Corp.	1,076,698
		TOTAL	3,020,488
		Services to Medical Professionals—2.8%
10,689		Anthem, Inc.	1,647,602
22,577	[1]	Express Scripts Holding Co.	1,555,104
1,084	[1]	Laboratory Corp. of America Holdings	145,484
3,753	[1]	Molina Healthcare, Inc.	212,870
2,643		UnitedHealth Group, Inc.	428,430
		TOTAL	3,989,490
		Shoes—0.2%
8,631	[1]	Skechers USA, Inc., Class A	216,811
		Soft Drinks—1.6%
7,639		Dr. Pepper Snapple Group, Inc.	696,677
15,258		PepsiCo, Inc.	1,583,475
		TOTAL	2,280,152
		Software Packaged/Custom—2.3%
19,200		CA, Inc.	600,384
5,526		CDW Corp.	284,644
19,131	[1]	Citrix Systems, Inc.	1,744,556
3,922		Marketaxess Holdings, Inc.	734,395
		TOTAL	3,363,979
		Specialty Retailing—1.1%
8,000		Abercrombie & Fitch Co., Class A	92,880
16,403		Bed Bath & Beyond, Inc.	661,861
2,900		Big Lots, Inc.	145,000
1,700		Children's Place, Inc./The	164,900
8,480		GNC Holdings, Inc.	75,217
5,296		Nordstrom, Inc.	234,189
16,300		Staples, Inc.	149,960
4,151		Tailored Brands, Inc.	88,209
		TOTAL	1,612,216
		Telecommunication Equipment & Services—0.7%
16,930		Cisco Systems, Inc.	520,089
5,907	[1]	Dycom Industries, Inc.	476,459
		TOTAL	996,548
		Telephone Utility—1.1%
62,812		CenturyLink, Inc.	1,624,318
Semi-Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Truck Manufacturing—0.2%
4,620		OshKosh Truck Corp.	$321,691
		Undesignated Consumer Cyclicals—0.7%
7,800	[1]	Avis Budget Group, Inc.	290,316
2,100		DeVry Education Group, Inc.	70,350
5,969	[1]	Herbalife Ltd.	335,458
5,800		Nu Skin Enterprises, Inc., Class A	300,904
		TOTAL	997,028
		TOTAL COMMON STOCKS (IDENTIFIED COST $133,089,187)	140,712,410
		INVESTMENT COMPANY—1.9%
2,807,631	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.84%[3] (IDENTIFIED COST $2,807,912)	2,807,912
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $135,897,099)[4]	143,520,322
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(321,256)
		TOTAL NET ASSETS—100%	$143,199,066
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $135,897,099.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$21.77	$22.10	$20.47	$17.26	$12.73	$12.48
Income From Investment Operations:
Net investment income[1]	0.07	0.19	0.11	0.08	0.09	0.06
Net realized and unrealized gain (loss) on investments	1.61	(0.33)	1.55	3.23	4.49	0.19
TOTAL FROM INVESTMENT OPERATIONS	1.68	(0.14)	1.66	3.31	4.58	0.25
Less Distributions:
Distributions from net investment income	(0.19)	(0.19)	(0.03)	(0.10)	(0.05)	—
Net Asset Value, End of Period	$23.26	$21.77	$22.10	$20.47	$17.26	$12.73
Total Return[2]	7.73%	(0.61)%	8.10%	19.21%	36.10%	2.00%
Ratios to Average Net Assets:
Net expenses	1.39%[3]	1.35%	1.35%	1.35%	1.35%	1.35%
Net investment income	0.67%[3]	0.94%	0.51%	0.41%	0.59%	0.48%
Expense waiver/reimbursement[4]	0.00%[3,5]	0.03%	0.00%[5]	0.08%	0.16%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,145	$33,753	$40,433	$44,678	$34,092	$29,365
Portfolio turnover	30%	62%	76%	31%	99%	164%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$20.66	$21.00	$19.57	$16.55	$12.26	$12.12
Income From Investment Operations:
Net investment income (loss) [1]	(0.01)	0.03	(0.05)	(0.07)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments	1.53	(0.33)	1.48	3.09	4.32	0.18
TOTAL FROM INVESTMENT OPERATIONS	1.52	(0.30)	1.43	3.02	4.29	0.14
Less Distributions:
Distributions from net investment income	(0.04)	(0.04)	—	—	—	—
Net Asset Value, End of Period	$22.14	$20.66	$21.00	$19.57	$16.55	$12.26
Total Return[2]	7.35%	(1.43)%	7.31%	18.25%	34.99%	1.16%
Ratios to Average Net Assets:
Net expenses	2.14%[3]	2.14%	2.11%	2.15%	2.15%	2.15%
Net investment income (loss)	(0.09)%[3]	0.15%	(0.26)%	(0.38)%	(0.21)%	(0.32)%
Expense waiver/reimbursement[4]	0.00%[3,5]	0.00%[5]	0.00%[5]	0.06%	0.11%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,778	$36,846	$41,509	$35,052	$27,674	$24,440
Portfolio turnover	30%	62%	76%	31%	99%	164%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$22.02	$22.37	$20.71	$17.45	$12.87	$12.61
Income From Investment Operations:
Net investment income[1]	0.11	0.25	0.18	0.13	0.12	0.09
Net realized and unrealized gain (loss) on investments	1.63	(0.34)	1.57	3.27	4.55	0.19
TOTAL FROM INVESTMENT OPERATIONS	1.74	(0.09)	1.75	3.40	4.67	0.28
Less Distributions:
Distributions from net investment income	(0.26)	(0.26)	(0.09)	(0.14)	(0.09)	(0.02)
Net Asset Value, End of Period	$23.50	$22.02	$22.37	$20.71	$17.45	$12.87
Total Return[2]	7.91%	(0.34)%	8.45%	19.54%	36.46%	2.23%
Ratios to Average Net Assets:
Net expenses	1.08%[3]	1.07%	1.05%	1.10%	1.10%	1.10%
Net investment income	1.00%[3]	1.22%	0.80%	0.65%	0.84%	0.73%
Expense waiver/reimbursement[4]	0.00%[3,5]	0.00%[5]	0.00%[5]	0.00%[5]	0.05%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$54,254	$65,435	$76,242	$62,770	$39,932	$39,101
Portfolio turnover	30%	62%	76%	31%	99%	164%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$21.46	$21.80	$20.25	$17.09	$12.62	$12.44
Income From Investment Operations:
Net investment income (loss)[1]	0.05	0.10	0.02	(0.01)	0.02	(0.00)[2]
Net realized and unrealized gain (loss) on investments	1.62	(0.33)	1.53	3.20	4.45	0.18
TOTAL FROM INVESTMENT OPERATIONS	1.67	(0.23)	1.55	3.19	4.47	0.18
Less Distributions:
Distributions from net investment income	—	(0.11)	—	(0.03)	—	—
Net Asset Value, End of Period	$23.13	$21.46	$21.80	$20.25	$17.09	$12.62
Total Return[3]	7.78%	(1.05)%	7.65%	18.68%	35.42%	1.45%
Ratios to Average Net Assets:
Net expenses	1.26%[4]	1.80%	1.76%	1.81%	1.83%	1.85%
Net investment income (loss)	0.47%[4]	0.49%	0.09%	(0.05)%	0.11%	(0.02)%
Expense waiver/reimbursement[5]	0.01%[4]	0.00%[6]	0.00%[6]	0.00%[6]	0.02%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,022	$5,717	$6,300	$5,467	$4,089	$2,718
Portfolio turnover	30%	62%	76%	31%	99%	164%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
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14

Statement of Assets and Liabilities
January 31, 2017 (unaudited)
Assets:
Total investment in securities, at value including $2,807,912 of investment in an affiliated holding (Note 5) (identified cost $135,897,099)		$143,520,322
Income receivable		86,424
Receivable for investments sold		1,874,845
Receivable for shares sold		204,230
TOTAL ASSETS		145,685,821
Liabilities:
Payable for investments purchased	$2,220,296
Payable for shares redeemed	146,524
Payable to adviser (Note 5)	2,926
Payable for administrative fee (Note 5)	306
Payable for distribution services fee (Note 5)	24,539
Payable for other service fees (Notes 2 and 5)	16,922
Accrued expenses (Note 5)	75,242
TOTAL LIABILITIES		2,486,755
Net assets for 6,220,110 shares outstanding		$143,199,066
Net Assets Consist of:
Paid-in capital		$198,119,917
Net unrealized appreciation of investments		7,623,223
Accumulated net realized loss on investments		(62,538,094)
Distributions in excess of net investment income		(5,980)
TOTAL NET ASSETS		$143,199,066
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($34,145,026 ÷ 1,467,734 shares outstanding), no par value, unlimited shares authorized	$23.26
Offering price per share (100/94.50 of $23.26)	$24.61
Redemption proceeds per share	$23.26
Class C Shares:
Net asset value per share ($38,777,870 ÷ 1,751,101 shares outstanding), no par value, unlimited shares authorized	$22.14
Offering price per share	$22.14
Redemption proceeds per share (99.00/100 of $22.14)	$21.92
Institutional Shares:
Net asset value per share ($54,253,710 ÷ 2,308,472 shares outstanding), no par value, unlimited shares authorized	$23.50
Offering price per share	$23.50
Redemption proceeds per share	$23.50
Class R6 Shares:
Net asset value per share ($16,022,460 ÷ 692,803 shares outstanding), no par value, unlimited shares authorized	$23.13
Offering price per share	$23.13
Redemption proceeds per share	$23.13
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2017 (unaudited)
Investment Income:
Dividends (including $1,907 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $273)			$1,434,981
Expenses:
Investment adviser fee (Note 5)		$523,103
Administrative fee (Note 5)		54,577
Custodian fees		6,466
Transfer agent fee (Note 2)		77,727
Directors'/Trustees' fees (Note 5)		1,351
Auditing fees		12,840
Legal fees		5,808
Portfolio accounting fees		35,897
Distribution services fee (Note 5)		140,173
Other service fees (Notes 2 and 5)		87,865
Share registration costs		30,652
Printing and postage		14,066
Miscellaneous (Note 5)		10,356
Interest expense		3,135
TOTAL EXPENSES		1,004,016
Reimbursements:
Reimbursement of investment adviser fee (Note 5)	$(1,227)
Reimbursements of other operating expenses (Notes 2 and 5)	(97)
TOTAL REIMBURSEMENTS		(1,324)
Net expenses			1,002,692
Net investment income			432,289
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			5,411,576
Net change in unrealized appreciation of investments			4,300,048
Net realized and unrealized gain on investments			9,711,624
Change in net assets resulting from operations			$10,143,913
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$432,289	$1,245,713
Net realized gain on investments	5,411,576	10,543,935
Net change in unrealized appreciation/depreciation of investments	4,300,048	(14,227,683)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,143,913	(2,438,035)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(281,217)	(331,676)
Class C Shares	(65,140)	(74,346)
Institutional Shares	(754,521)	(834,843)
Class R6 Shares	—	(30,147)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,100,878)	(1,271,012)
Share Transactions:
Proceeds from sale of shares	25,100,814	16,202,436
Net asset value of shares issued to shareholders in payment of distributions declared	1,043,477	1,208,182
Cost of shares redeemed	(33,739,538)	(36,433,688)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,595,247)	(19,023,070)
Change in net assets	1,447,788	(22,732,117)
Net Assets:
Beginning of period	141,751,278	164,483,395
End of period (including undistributed (distributions in excess of) net investment income of $(5,980) and $662,609, respectively)	$143,199,066	$141,751,278
See Notes which are an integral part of the Financial Statements
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18

Notes to Financial Statements
January 31, 2017 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. On June 20, 2016, Class R Shares were closed to new accounts/investors.
On September 1, 2016, the Class R Shares were re-designated as Class R6 Shares. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
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representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense reimbursements of $1,324 is disclosed in this Note 2 and Note 5. For the six months ended January 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$23,927	$—
Class C Shares	25,791	—
Institutional Shares	25,604	—
Class R6 Shares	2,405	(97)
TOTAL	$77,727	$(97)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the six months ended January 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$41,940
Class C Shares	45,925
TOTAL	$87,865
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarizes share activity:
	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	90,625	$2,030,869	219,344	$4,566,247
Shares issued to shareholders in payment of distributions declared	11,575	265,655	15,315	317,790
Shares redeemed	(184,970)	(4,089,637)	(513,803)	(10,627,905)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(82,770)	$(1,793,113)	(279,144)	$(5,743,868)

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	193,092	$4,195,549	219,633	$4,264,493
Shares issued to shareholders in payment of distributions declared	2,697	58,957	3,342	66,135
Shares redeemed	(227,741)	(4,782,109)	(416,914)	(8,026,807)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(31,952)	$(527,603)	(193,939)	$(3,696,179)

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	165,495	$3,737,666	269,327	$5,611,013
Shares issued to shareholders in payment of distributions declared	31,012	718,865	37,891	794,193
Shares redeemed	(859,729)	(19,912,506)	(744,427)	(15,527,614)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(663,222)	$(15,455,975)	(437,209)	$(9,122,408)

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	657,949	$15,136,730	87,503	$1,760,683
Shares issued to shareholders in payment of distributions declared	—	—	1,465	30,064
Shares redeemed	(231,537)	(4,955,286)	(111,552)	(2,251,362)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	426,412	$10,181,444	(22,584)	$(460,615)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(351,532)	$(7,595,247)	(932,876)	$(19,023,070)
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23

4. FEDERAL TAX INFORMATION
At January 31, 2017, the cost of investments for federal tax purposes was $135,897,099. The net unrealized appreciation of investments for federal tax purposes was $7,623,223. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,036,620 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,413,397.
At July 31, 2016, the Fund had a capital loss carryforward of $67,901,878 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$423,018	NA	423,018
2018	$67,478,860	NA	$67,478,860
As a result of the March 2010 tax-free transfer of assets from Federated MDT Tax Aware/All Cap Core Fund, the use of certain capital loss carryforwards listed above may be limited.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2017, the Adviser voluntarily reimbursed $97 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Prior to their re-designation as Class R6 Shares on September 1, 2016, the Class R Shares were also subject to the Plan at 0.50% of its average daily net assets. Class R6 Shares are not subject to the Plan.
FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$137,775
Class R Shares (re-designated as Class R6 Shares)	2,398
TOTAL	$140,173
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2017, FSC retained $7,843 of fees paid by the Fund. For the six months ended January 31, 2017, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended January 31, 2017, FSSC received $1,627 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2017, FSC retained $1,779 in sales charges from the sale of Class A Shares. FSC also retained $377 of CDSC relating to redemptions of Class C Shares.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2017, the Adviser reimbursed the Fund $1,227. Transactions involving the affiliated holding during the six months ended January 31, 2017, were as follows:
	Balance of Shares Held 7/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	2,073,572	23,058,351	(22,324,292)	2,807,631	$2,807,912	$1,907
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2017, were as follows:
Purchases	$40,244,735
Sales	$48,338,649
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7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2017, the Fund had no outstanding loans. During the six months ended January 31, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2017, there were no outstanding loans. During the six months ended January 31, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. SUBSEQUENT EVENT
On February 16, 2017, the Trustees approved the addition of a T Share class to the Fund which is expected to become effective in the first quarter of 2017.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,077.30	$7.28
Class C Shares	$1,000	$1,073.50	$11.18
Institutional Shares	$1,000	$1,079.10	$5.66
Class R6 Shares	$1,000	$1,077.80	$6.60
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.20	$7.07
Class C Shares	$1,000	$1,014.40	$10.87
Institutional Shares	$1,000	$1,019.80	$5.50
Class R6 Shares	$1,000	$1,018.80	$6.41
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.39%
Class C Shares	2.14%
Institutional Shares	1.08%
Class R6 Shares	1.26%
Semi-Annual Shareholder Report
29

Evaluation and Approval of Advisory Contract–May 2016
Federated MDT All Cap Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report
30

institutional and other clients of Federated MDTA LLC (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report
31

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the Board had been informed that the management of the Fund is among the more complex relative to its peers.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio
Semi-Annual Shareholder Report
32

managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
Semi-Annual Shareholder Report
33

For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group and the Fund's performance fell below the median of the relevant peer group for the one-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the three-year period and underperformed its benchmark index for the one-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
Semi-Annual Shareholder Report
34

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact
Semi-Annual Shareholder Report
35

that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
36

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
37

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
38

Federated MDT All Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R106
CUSIP 31421R205
CUSIP 31421R304
CUSIP 31421R718
36361 (3/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2017
Share Class	Ticker
A	QABGX
C	QCBGX
Institutional	QIBGX
R6	QKBGX

Federated MDT Balanced Fund
Fund Established 2002

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2016 through January 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	55.7%
Corporate Debt Securities	17.1%
International Equity Securities (including International Exchange-Traded Fund)	7.6%
Mortgage-Backed Securities[2]	5.1%
Collateralized Mortgage Obligations	2.2%
Trade Finance Agreements	1.9%
Asset-Backed Securities	1.6%
U.S. Treasury Securities[3]	1.3%
Floating Rate Loans	1.1%
Commercial Mortgage-Backed Securities	0.8%
Foreign Debt Securities	0.3%
Municipal Bond	0.1%
Derivative Contracts[4,5]	0.0%
Other Security Types[5,6]	0.0%
Cash Equivalents[7]	5.1%
Other Assets and Liabilities—Net[8]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
3	Also includes $108,551 held in U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Other Security Types consist of a domestic exchange-traded fund and purchased put options.
6	Represents less than 0.1%.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At January 31, 2017, the Fund's industry composition9 for its equity securities (excluding exchange-traded funds) was as follows:
Industry Composition	Percentage of Equity Securities
Insurance	7.6%
Technology Hardware Storage & Peripherals	5.6%
Food Products	4.4%
Oil Gas & Consumable Fuels	4.4%
Semiconductors & Semiconductor Equipment	4.3%
Biotechnology	4.2%
Health Care Equipment & Supplies	4.2%
Diversified Telecommunication Services	3.9%
Capital Markets	3.8%
Health Care Providers & Services	3.4%
Internet Software & Services	3.4%
Equity Real Estate Investment Trusts (REITs)	3.1%
Banks	2.9%
Multiline Retail	2.9%
Mortgage Real Estate Investment Trusts (REITs)	2.8%
Specialty Retail	2.8%
Chemicals	2.5%
Media	2.5%
Auto Components	2.3%
Consumer Finance	2.1%
Airlines	1.9%
Beverages	1.8%
Pharmaceuticals	1.8%
Aerospace & Defense	1.7%
Machinery	1.6%
Software	1.6%
Commercial Services & Supplies	1.3%
Hotels Restaurants & Leisure	1.2%
Communications Equipment	1.1%
Electronic Equipment Instruments & Components	1.1%
Food & Staples Retailing	1.1%
Other[10]	10.7%
TOTAL	100.0%
9	Industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
10	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's equity securities have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—58.1%
		Aerospace & Defense—1.0%
1,941	[1]	DigitalGlobe, Inc.	$54,445
297		Northrop Grumman Corp.	68,037
20,509		Spirit Aerosystems Holdings, Inc., Class A	1,231,565
		TOTAL	1,354,047
		Air Freight & Logistics—0.1%
2,035	[1]	Atlas Air Worldwide Holdings, Inc.	107,346
		Airline - Regional—0.1%
1,538	[1]	Hawaiian Holdings, Inc.	78,361
		Airlines—1.1%
2,298		Alaska Air Group, Inc.	215,598
8,210		Delta Air Lines, Inc.	387,840
3,004	[1]	Jet Blue Airways Corp.	58,909
11,220	[1]	United Continental Holdings, Inc.	790,674
		TOTAL	1,453,021
		Apparel—0.0%
1,828	[1]	Express, Inc.	19,431
1,254	[1]	Iconix Brand Group, Inc.	12,904
437	[1]	Perry Ellis International, Inc.	10,309
		TOTAL	42,644
		Auto Components—1.4%
1,580	[1]	Cooper-Standard Holding, Inc.	166,342
13,840		Goodyear Tire & Rubber Co.	448,278
8,513		Lear Corp.	1,209,612
		TOTAL	1,824,232
		Auto Original Equipment Manufacturers—0.1%
493		Dana, Inc.	9,929
1,296		Superior Industries International, Inc.	29,873
299	[1]	Tenneco, Inc.	20,167
		TOTAL	59,969
		Automobiles—0.2%
24,635		Ford Motor Co.	304,489
		Banks—1.7%
11,267		Bank of America Corp.	255,085
20,900		Fifth Third Bancorp	545,490
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Banks—continued
13,300		Huntington Bancshares, Inc.	$179,949
2,772		J.P. Morgan Chase & Co.	234,594
16,358		KeyCorp	293,953
599		PNC Financial Services Group	72,156
6,300		Popular, Inc.	279,909
7,813		SunTrust Banks, Inc.	443,935
		TOTAL	2,305,071
		Beverages—1.1%
4,050		Dr. Pepper Snapple Group, Inc.	369,360
10,414		PepsiCo, Inc.	1,080,765
		TOTAL	1,450,125
		Biotechnology—2.4%
1,939	[1]	AMAG Pharmaceutical, Inc.	46,730
11,541		Amgen, Inc.	1,808,244
10,083		AbbVie, Inc.	616,172
2,501	[1]	BioCryst Pharmaceuticals, Inc.	15,756
5,764	[1]	Celldex Therapeutics, Inc.	18,791
727	[1]	ChemoCentryx, Inc.	5,285
5,890	[1,2]	Dynavax Technologies Corp.	24,149
2,066	[1]	Exelixis, Inc.	37,436
1,538	[1]	INSYS Therapeutics, Inc.	15,749
1,052	[1]	NewLink Genetics Corp.	12,803
23,421		PDL BioPharma, Inc.	51,526
3,678	[1]	United Therapeutics Corp.	601,831
1,940	[1]	Zafgen, Inc.	8,168
		TOTAL	3,262,640
		Bituminous Coal—0.0%
1,243	[1]	Westmoreland Coal Co.	22,560
		Broadcasting—0.1%
2,605		Sinclair Broadcast Group, Inc.	87,919
		Capital Markets—2.2%
3,306		Ameriprise Financial, Inc.	371,165
2,230		Goldman Sachs Group, Inc.	511,383
1,428		MarketAxess Holdings, Inc.	267,393
19,389		State Street Corp.	1,477,442
7,896		The Bank of New York Mellon Corp.	353,188
		TOTAL	2,980,571
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Chemicals—1.5%
2,694		Celanese Corp.	$227,374
1,146		Chemours Co./The	30,277
7,104		Eastman Chemical Co.	550,560
12,273		LyondellBasell Industries NV, Class A	1,144,703
		TOTAL	1,952,914
		Clothing Stores—0.1%
3,027		American Eagle Outfitters, Inc.	45,738
1,378	[1]	Francesca's Holdings Corp.	24,032
		TOTAL	69,770
		Commercial Services & Supplies—0.8%
2,061		Deluxe Corp.	150,144
1,032		Ennis Business Forms, Inc.	17,441
10,000		Pitney Bowes, Inc.	159,200
2,533		R.R. Donnelley & Sons Co.	43,441
9,599		Waste Management, Inc.	667,130
		TOTAL	1,037,356
		Communications Equipment—0.6%
6,435		Cisco Systems, Inc.	197,683
1,844	[1]	CommScope Holdings Co., Inc.	69,740
21,211		Juniper Networks, Inc.	568,031
826	[1]	Lumentum Holdings, Inc.	31,347
		TOTAL	866,801
		Computer Networking—0.0%
1,224		Black Box Corp.	16,341
3,791	[1]	Extreme Networks, Inc.	20,964
		TOTAL	37,305
		Computer Peripherals—0.0%
523	[1]	Synaptics, Inc.	29,487
		Construction & Engineering—0.2%
579		Argan, Inc.	42,701
2,710	[1]	Dycom Industries, Inc.	218,589
		TOTAL	261,290
		Construction Machinery—0.0%
5,315		Manitowoc, Inc.	36,301
		Consumer Durables & Apparel—0.0%
1,710	[1]	American Outdoor Brands Corp.	36,423
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Consumer Finance—1.3%
8,000		Ally Financial, Inc.	$168,960
4,294		American Express Co.	327,976
10,603		Discover Financial Services	734,576
3,196	[1]	Enova International, Inc.	45,063
17,976		Navient Corp.	270,359
3,955		Synchrony Financial	141,668
		TOTAL	1,688,602
		Containers & Packaging—0.3%
3,992		International Paper Co.	225,947
1,457		Packaging Corp. of America	134,306
		TOTAL	360,253
		Contracting—0.1%
1,084		Comfort Systems USA, Inc.	36,693
1,608	[1]	Harsco Corp.	21,467
		TOTAL	58,160
		Defense Aerospace—0.0%
531	[1]	Ducommun, Inc.	15,734
		Diversified Consumer Services—0.1%
444	[1]	American Public Education, Inc.	10,789
3,423		DeVry Education Group, Inc.	114,671
		TOTAL	125,460
		Diversified Telecommunication Services—2.2%
8,238		AT&T, Inc.	347,314
38,155		CenturyLink, Inc.	986,689
34,523		Verizon Communications, Inc.	1,691,972
		TOTAL	3,025,975
		Electric & Electronic Original Equipment Manufacturers—0.0%
1,087	[1]	Generac Holdings, Inc.	43,763
		Electric Utility—0.2%
705		Avista Corp.	27,241
5,990		FirstEnergy Corp.	181,617
1,129		Northwestern Corp.	64,477
		TOTAL	273,335
		Electronic Equipment Instruments & Components—0.6%
2,387		CDW Corp.	122,954
2,409	[1]	Insight Enterprises, Inc.	89,446
7,445	[1]	Sanmina Corp.	289,983
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Electronic Equipment Instruments & Components—continued
22,000		Vishay Intertechnology, Inc.	$365,200
		TOTAL	867,583
		Electronic Instruments—0.0%
2,447	[1]	Ixia	47,594
		Electronic Test/Measuring Equipment—0.0%
1,393	[1]	Finisar Corp.	41,191
		Energy Equipment & Services—0.2%
9,781		Ensco PLC	106,809
10,600		Noble Corp. PLC	71,550
3,698	[1]	Rowan Companies PLC	66,268
		TOTAL	244,627
		Equity Real Estate Investment Trusts (REITs)—1.8%
1,800		Alexandria Real Estate Equities, Inc.	199,476
850		Avalonbay Communities, Inc.	147,313
2,000		Boston Properties, Inc.	261,800
1,500		Coresite Realty Corp., REIT	129,195
2,600		DCT Industrial Trust, Inc.	116,194
1,600		Digital Realty Trust, Inc.	172,208
4,500		Douglas Emmett, Inc.	170,280
1,600		EastGroup Properties, Inc.	113,232
9,000		Hersha Hospitality Trust	179,910
25,000		Independence Realty Trust	230,750
9,000		Rexford Industrial Realty, Inc.	204,390
2,200		Simon Property Group, Inc.	404,294
1,000		Vornado Realty Trust	106,310
		TOTAL	2,435,352
		Financial Services—0.2%
3,092	[1]	Ambac Financial Group, Inc.	64,685
782	[1]	America's Car-Mart, Inc.	32,805
171		Banco Latinoamericano de Comercio Exterior SA	4,651
815		Evercore Partners, Inc., Class A	63,122
256		First Financial Corp.	12,377
1,028		MainSource Financial Group, Inc.	33,780
1,105		Union Bankshares Corp.	40,620
		TOTAL	252,040
		Food & Staples Retailing—0.6%
15,816		Kroger Co.	537,111
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Food & Staples Retailing—continued
1,096		SpartanNash Co.	$41,495
4,275		Wal-Mart Stores, Inc.	285,313
		TOTAL	863,919
		Food Products—2.5%
2,708		Cal-Maine Foods, Inc.	112,924
7,609		Dean Foods Co.	151,115
4,289		Fresh Del Monte Produce, Inc.	245,545
4,803		Ingredion, Inc.	615,696
8,300		Pilgrims Pride Corp.	158,862
4,258		Sanderson Farms, Inc.	387,478
9,329		Smucker (J.M.) Co.	1,267,345
7,677		Tyson Foods, Inc., Class A	482,039
		TOTAL	3,421,004
		Food Wholesaling—0.0%
902		Omega Protein Corp.	22,505
2,512	[1]	SUPERVALU, Inc.	9,847
		TOTAL	32,352
		Furniture—0.0%
1,092		Ethan Allen Interiors, Inc.	31,777
		Gas Distributor—0.0%
392		Northwest Natural Gas Co.	23,089
		Health Care Equipment & Supplies—2.4%
27,108		Baxter International, Inc.	1,298,744
1,908	[1]	Cardiovascular Systems, Inc.	47,128
7,936		Danaher Corp.	665,989
3,618	[1]	Hologic, Inc.	146,638
944	[1]	IDEXX Laboratories, Inc.	115,479
1,065	[1]	Iradimed Corp.	9,745
5,885	[1]	Lantheus Holdings, Inc.	50,022
2,275		LeMaitre Vascular, Inc.	51,665
7,608		Zimmer Biomet Holdings, Inc.	900,255
		TOTAL	3,285,665
		Health Care Providers & Services—2.0%
3,153	[1]	Adeptus Health, Inc., Class A	22,607
4,339		Anthem, Inc.	668,813
19,067	[1]	Community Health Systems, Inc.	122,029
1,875	[1]	Diplomat Pharmacy, Inc.	25,763
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Health Care Providers & Services—continued
10,542	[1]	Express Scripts Holding Co.	$726,133
8,102	[1]	HCA Holdings, Inc.	650,429
3,069	[1]	Laboratory Corp. of America Holdings	411,890
1,301	[1]	Radnet, Inc.	7,546
		TOTAL	2,635,210
		Home Building—0.0%
423	[1]	Beazer Homes USA, Inc.	6,032
2,200		KB Home	36,036
		TOTAL	42,068
		Home Health Care—0.0%
2,005	[1]	Cross Country Healthcare, Inc.	29,012
		Hotels Restaurants & Leisure—0.7%
412		Domino's Pizza, Inc.	71,911
464	[1]	Noodles & Co.	2,042
11,441		Wyndham Worldwide Corp.	904,525
		TOTAL	978,478
		Household Durables—0.4%
2,483		D. R. Horton, Inc.	74,267
745	[1]	Helen of Troy Ltd.	69,508
3,181		Libbey, Inc.	54,427
5,423		Tupperware Brands Corp.	327,332
		TOTAL	525,534
		Independent Power and Renewable Electricity Producers—0.1%
15,600		AES Corp.	178,464
		Insurance—4.4%
20,383		Aflac, Inc.	1,426,606
907		Allstate Corp.	68,215
13,907		Assured Guaranty Ltd.	541,121
963		Everest Re Group Ltd.	211,793
17,215		Prudential Financial, Inc.	1,809,469
553		Reinsurance Group of America, Inc.	69,385
3,323		State National Companies, Inc.	45,725
15,090		The Travelers Cos., Inc.	1,777,300
		TOTAL	5,949,614
		International Bank—0.0%
454		Preferred Bank Los Angeles, CA	25,156
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Internet & Catalog Retail—0.1%
4,251		Travelport Worldwide Ltd.	$61,044
		Internet Software & Services—2.0%
151	[1]	Alphabet, Inc., Class A	123,849
1,920	[1]	Brightcove, Inc.	13,824
2,933	[1]	Carbonite, Inc.	50,594
1,003	[1]	Care.com, Inc.	8,465
38,659	[1]	eBay, Inc.	1,230,516
9,341	[1]	Facebook, Inc.	1,217,319
		TOTAL	2,644,567
		IT Services—0.2%
10,000		Western Union Co.	195,800
		Lumber Products—0.0%
2,503	[1]	Louisiana-Pacific Corp.	47,882
		Machinery—0.9%
2,951		AGCO Corp.	185,323
15,401	[1]	Colfax Corp.	600,639
1,133		Global Brass & Copper Holdings, Inc.	37,559
13,151	[1]	SPX Corp.	328,117
3,342		Trinity Industries, Inc.	92,039
		TOTAL	1,243,677
		Major Steel Producer—0.0%
1,590	[1]	AK Steel Holding Corp.	12,847
		Maritime—0.0%
6,451		Overseas Shipholding Group, Inc.	31,674
1,560		Teekay Tankers Ltd., Class A	3,822
		TOTAL	35,496
		Media—1.5%
12,865		CBS Corp., Class B	829,664
33,288	[1]	MSG Networks, Inc.	772,282
9,289		Viacom, Inc., Class B - New	391,438
		TOTAL	1,993,384
		Media - Non-Cable—0.0%
3,375		MDC Partners, Inc.	21,600
		Medical Supplies—0.1%
1,868	[1]	Orthofix International NV	67,136
		Metal Fabrication—0.0%
700		Worthington Industries, Inc.	33,453
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Metals & Mining—0.0%
7,543	[1]	Cloud Peak Energy, Inc.	$42,919
713	[1]	Ryerson Holding Corp.	7,558
		TOTAL	50,477
		Miscellaneous Communications—0.1%
3,112		West Corp.	75,528
		Miscellaneous Components—0.0%
2,249	[1]	Amkor Technology, Inc.	21,163
		Mortgage and Title—0.1%
3,565	[1]	MGIC Investment Corp.	37,967
3,829		Radian Group, Inc.	70,454
		TOTAL	108,421
		Mortgage Real Estate Investment Trusts (REITs)—1.6%
29,700		Blackstone Mortgage Trust, Inc., Class A	905,553
69,800		New Residential Investment Corp.	1,057,470
28,000		Two Harbors Investment Corp.	245,560
		TOTAL	2,208,583
		Multi-Industry Capital Goods—0.0%
381	[1]	DXP Enterprises, Inc.	14,409
		Multi-Utilities—0.5%
32,785		NiSource, Inc.	733,400
		Multiline Retail—1.7%
2,400		Big Lots, Inc.	120,000
2,169		Dillards, Inc., Class A	122,418
13,170		Kohl's Corp.	524,561
18,284		Macy's, Inc.	540,109
15,643		Target Corp.	1,008,661
		TOTAL	2,315,749
		Mutual Fund Adviser—0.0%
2,137		Waddell & Reed Financial, Inc., Class A	38,573
		Office Supplies—0.0%
3,645	[1]	Acco Brands Corp.	46,474
		Oil Gas & Consumable Fuels—2.5%
718	[1]	California Resources Corp.	15,380
9,621		Cimarex Energy Co.	1,300,855
1,327	[1]	Concho Resources, Inc.	185,037
699		EOG Resources, Inc.	71,004
8,120		HollyFrontier Corp.	235,236
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Oil Gas & Consumable Fuels—continued
599		Pioneer Natural Resources, Inc.	$107,958
23,052		Valero Energy Corp.	1,515,900
		TOTAL	3,431,370
		Oil Service, Explore & Drill—0.0%
1,098	[1]	Unit Corp.	28,548
		Paint & Related Materials—0.0%
1,921	[1]	Ferro Corp.	27,163
		Paper & Forest Products—0.1%
3,600		Domtar Corp.	157,284
1,049		Kapstone Paper and Packaging Corp.	25,155
		TOTAL	182,439
		Personal Loans—0.1%
5,991	[1]	Ezcorp, Inc., Class A	59,311
		Personal Products—0.3%
9,700	[1]	Avon Products, Inc.	56,939
3,095	[1]	Herbalife Ltd.	173,939
3,147		Nu Skin Enterprises, Inc.	163,266
		TOTAL	394,144
		Pharmaceuticals—1.1%
5,909	[1]	Impax Laboratories, Inc.	77,703
42,583		Pfizer, Inc.	1,351,159
1,801	[1]	Tetraphase Pharmaceuticals, Inc.	6,898
		TOTAL	1,435,760
		Photo-Optical Component-Equipment—0.1%
531	[1]	Coherent, Inc.	83,755
		Printed Circuit Boards—0.1%
5,393	[1]	TTM Technologies	79,978
		Printing—0.0%
1,342		Quad Graphics, Inc.	35,147
		Property Liability Insurance—0.0%
1,302		Heritage Insurance Holdings, Inc.	18,463
1,015		Universal Insurance Holdings, Inc.	26,542
		TOTAL	45,005
		Real Estate Management & Development—0.0%
1,383	[1]	Altisource Portfolio Solutions S.A.	39,416
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Recreational Goods—0.0%
589	[1]	Scientific Games Holdings Corp.	$10,013
		Regional Banks—0.5%
213		BancFirst Corp.	20,097
195		Cathay Bancorp, Inc.	7,106
2,762		CenterState Banks of Florida	67,365
564		Columbia Banking Systems, Inc.	22,425
158		ConnectOne Bancorp, Inc.	3,903
1,744		Enterprise Financial Services Corp.	72,638
127	[1]	FCB Financial Holdings, Inc.	5,963
714		Farmers Capital Bank Corp.	26,525
180		Financial Institutions, Inc.	5,931
2,746		First Bancorp, Inc.	80,375
700		First Business Financial Services, Inc.	16,961
299		First Interstate BancSystem, Inc., Class A	12,304
821		First Merchants Corp.	31,469
5,226	[1]	First NBC Bank Holding Co.	20,904
405		Hancock Holding Co.	18,569
863		Heartland Financial USA, Inc.	40,388
283		Independent Bank Corp.	5,943
1,142		LegacyTexas Financial Group, Inc.	47,187
955		Mercantile Bank Corp.	30,846
543		Midland States Bancorp, Inc.	18,386
566		MidSouth Bancorp, Inc.	8,179
769		OFG Bancorp.	10,189
1,374		Peapack-Gladstone Financial Corp.	41,502
744		Republic Bancorp, Inc.	25,780
182		Sandy Spring Bancorp, Inc.	7,457
1,054		Sierra Bancorp	28,205
1,027		TriCo Bancshares	37,865
81		UMB Financial Corp.	6,248
		TOTAL	720,710
		Rubber—0.1%
1,956		Cooper Tire & Rubber Co.	70,905
		Savings & Loan—0.0%
1,016		First Defiance Financial Corp.	49,235
		Securities Brokerage—0.1%
834	[1]	Piper Jaffray Cos., Inc.	58,797
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Semiconductor Manufacturing—0.1%
2,763	[1]	Advanced Micro Devices, Inc.	$28,652
924	[1]	Ceva, Inc.	32,663
1,038	[1]	Cirrus Logic, Inc.	62,612
544		Monolithic Power Systems	47,459
		TOTAL	171,386
		Semiconductor Manufacturing Equipment—0.0%
1,755	[1]	Alpha & Omega Semiconductor Ltd.	35,714
		Semiconductors & Semiconductor Equipment—2.5%
2,311	[1]	Advanced Energy Industries, Inc.	135,979
24,469		Applied Materials, Inc.	838,063
48,228		Intel Corp.	1,775,755
3,166		Lam Research Corp.	363,647
2,781		NVIDIA Corp.	303,630
		TOTAL	3,417,074
		Software—0.9%
12,270		CA, Inc.	383,683
8,211	[1]	Citrix Systems, Inc.	748,761
4,307	[1]	Nuance Communications, Inc.	68,309
664	[1]	Proofpoint, Inc.	53,226
674	[1]	Varonis Systems, Inc.	20,153
		TOTAL	1,274,132
		Software Packaged/Custom—0.0%
1,410	[1]	Five9, Inc.	21,799
526	[1]	Paycom Software, Inc.	24,322
		TOTAL	46,121
		Specialty Chemicals—0.1%
561		KMG Chemicals, Inc.	20,678
388	[1]	Koppers Holdings, Inc.	15,695
1,103		Rayonier Advanced Materials, Inc.	14,968
919		Trinseo SA	59,505
		TOTAL	110,846
		Specialty Retail—1.7%
5,200		Abercrombie & Fitch Co., Class A	60,372
202	[1]	AutoZone, Inc.	146,446
7,113		Bed Bath & Beyond, Inc.	287,010
5,221		Best Buy Co., Inc.	232,439
2,400		Big 5 Sporting Goods Corp.	36,960
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Specialty Retail—continued
1,174	[1]	Build-A-Bear Workship, Inc.	$14,088
2,008		Children's Place, Inc./The	194,776
939		Foot Locker, Inc.	64,359
8,191		GNC Holdings, Inc.	72,654
5,192		GameStop Corp.	127,152
15,027		Gap (The), Inc.	346,072
3,800		Guess ?, Inc.	48,526
989	[1]	Murphy USA, Inc.	62,999
2,972		Office Depot, Inc.	13,225
2,508		Pier 1 Imports, Inc.	18,233
4,717		Rent-A-Center, Inc.	42,264
3,900	[1]	Sally Beauty Holdings, Inc.	92,820
13,300		Staples, Inc.	122,360
1,558		Tailored Brands, Inc.	33,108
687	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	187,056
1,135	[1]	Zumiez, Inc.	22,757
		TOTAL	2,225,676
		Technology Hardware Storage & Peripherals—3.3%
6,503		Apple, Inc.	789,139
577		CPI Card Group, Inc.	2,625
96,047		HP, Inc.	1,445,508
9,606		International Business Machines Corp.	1,676,439
10,850		NetApp, Inc.	415,772
14,300		Xerox Corp.	99,099
		TOTAL	4,428,582
		Telecommunication Equipment & Services—0.1%
321	[1]	CIENA Corp.	7,813
1,178	[1]	Mastec, Inc.	43,881
583	[1]	Ubiquiti Networks, Inc.	36,379
		TOTAL	88,073
		Telecommunication Services—0.0%
6,831	[1]	Intelsat S.A.	24,660
		Textiles Apparel & Luxury Goods—0.2%
3,861	[1]	Fossil Group, Inc.	98,726
7,184	[1]	Skechers USA, Inc., Class A	180,462
		TOTAL	279,188
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Thrifts & Mortgage Finance—0.1%
1,710		Beneficial Mutual Bancorp	$30,523
700		Meta Financial Group, Inc.	61,495
1,070	[1]	Walter Investment Management Corp.	4,066
		TOTAL	96,084
		Trading Companies & Distributors—0.3%
2,690	[1]	United Rentals, Inc.	340,312
		Truck Manufacturing—0.1%
2,380		Spartan Motors, Inc.	18,802
2,604		Wabash National Corp.	45,961
		TOTAL	64,763
		Undesignated Consumer Cyclicals—0.1%
1,080	[1]	Career Education Corp.	10,552
3,285		Convergys Corp.	81,534
832	[1]	Weight Watchers International, Inc.	10,358
		TOTAL	102,444
		Undesignated Consumer Staples—0.0%
1,009		Medifast, Inc.	42,550
		TOTAL COMMON STOCKS (IDENTIFIED COST $75,428,718)	78,630,617
		ASSET-BACKED SECURITIES—1.0%
		Auto Receivables—0.2%
$115,000	[3,4]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, 2.106%, 09/27/2021	114,534
25,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.270%, 01/15/2019	25,078
100,000		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.660%, 11/15/2021	100,300
		TOTAL	239,912
		Credit Card—0.6%
350,000		Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 1.498%, 01/18/2022	351,839
250,000		Citibank Credit Card Issuance Trust 2014-A2, Class A2, 1.020%, 02/22/2019	249,987
300,000	[3,4]	Penarth Master Issuer 2015-1A, Class A1, 1.168%, 03/18/2019	300,053
		TOTAL	901,879
		Home Equity Loan—0.0%
19,826		CS First Boston Mortgage Securities Corp. 2002-HE4, Class AF, 5.510%, 08/25/2032	22,210
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—0.1%
$128,000	[3,4]	PFS Financing Corp. 2016-BA, Class A, 1.870%, 10/15/2021	$127,016
		Student Loan—0.1%
83,487		Navient Student Loan Trust 2014-1, Class A2, 1.066%, 03/27/2023	83,425
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,372,435)	1,374,442
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.2%
		Commercial Mortgage—2.2%
170,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 06/15/2049	169,252
671	[5]	Bear Stearns Mortgage Securities, Inc., 1997-6, Class 1A, 6.288%, 03/25/2031	687
190,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 08/10/2049	182,941
200,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 04/10/2046	203,426
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 05/15/2045	73,449
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 05/15/2045	134,716
200,000	[3,4]	Commercial Mortgage Trust 2013-CR8, Class B, 3.963%, 06/10/2046	205,833
200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.490%, 10/10/2047	211,624
300,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	302,229
200,000	[3,4]	FREMF Mortgage Trust 2013-K25, Class B, 3.619%, 11/25/2045	204,065
1,980		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 07/15/2022	2,130
2,920		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 09/15/2022	3,174
6,859		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 09/15/2032	7,635
78,495		Federal Home Loan Mortgage Corp., 2.263%, 04/25/2025	77,773
300,000		Federal Home Loan Mortgage Corp., 2.566%, 09/25/2020	305,922
8,172		Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 07/25/2023	8,913
1,680		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 05/25/2033	1,736
100,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 05/10/2045	107,512
135,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class B, 4.740%, 05/10/2045	145,926
7,166		Government National Mortgage Association REMIC 2002-17, Class B, 6.000%, 03/20/2032	7,916
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$200,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	$198,807
100,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.283%, 02/12/2051	103,329
50,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.051%, 12/12/2049	51,136
100,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 03/15/204	104,882
150,000	[3,4]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 04/10/2046	156,615
25,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 04/15/2045	26,957
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,994,565)	2,998,585
		CORPORATE BONDS—14.4%
		Basic Industry - Chemicals—0.1%
35,000	[3,4]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	37,724
70,000		RPM International, Inc., 6.500%, 02/15/2018	73,274
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	21,848
22,000		Rohm & Haas Co., 6.000%, 09/15/2017	22,628
		TOTAL	155,474
		Basic Industry - Metals & Mining—0.5%
100,000		Alcoa, Inc., 5.870%, 02/23/2022	107,890
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	15,045
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	103,850
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	61,826
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	40,421
20,000	[3,4]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	20,426
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	103,007
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	22,077
160,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	176,023
		TOTAL	650,565
		Basic Industry - Paper—0.0%
10,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.250%, 03/15/2023	10,010
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	21,269
		TOTAL	31,279
		Capital Goods - Aerospace & Defense—0.3%
211,000	[3,4]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	224,451
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—continued
$20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	$21,409
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,165
40,000	[3,4]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 02/15/2067	29,800
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	50,838
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	52,021
		TOTAL	388,684
		Capital Goods - Building Materials—0.1%
80,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	82,530
		Capital Goods - Construction Machinery—0.0%
40,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	42,904
		Capital Goods - Diversified Manufacturing—0.2%
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	16,013
30,000		General Electric Capital, Sr. Unsecd. Note, Series GMTN, 3.100%, 01/09/2023	30,740
80,000		Hubbell, Inc., 5.950%, 06/01/2018	84,449
50,000		Pentair, Ltd., Company Guarantee, 5.000%, 05/15/2021	53,048
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	16,985
14,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	15,571
50,000		Xylem, Inc., Sr. Unsecd. Note, 4.375%, 11/01/2046	49,277
		TOTAL	266,083
		Capital Goods - Environmental—0.1%
85,000		Republic Services, Inc., Company Guarantee, 5.500%, 09/15/2019	92,441
		Capital Goods - Packaging—0.1%
45,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 06/15/2022	47,309
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.000%, 03/01/2023	10,361
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.450%, 03/01/2019	10,400
		TOTAL	68,070
		Communications - Cable & Satellite—0.3%
200,000		CCO Safari II LLC, 4.908%, 07/23/2025	210,062
90,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	98,524
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	33,626
		TOTAL	342,212
		Communications - Media & Entertainment—0.5%
75,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	82,227
30,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 01/31/2046	29,653
30,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	30,146
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	$27,444
250,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	248,231
20,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	20,612
30,000		Viacom, Inc., 2.500%, 09/01/2018	30,205
100,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	97,106
150,000		WPP Finance 2010, Sr. Unsecd. Note, 5.625%, 11/15/2043	162,069
		TOTAL	727,693
		Communications - Telecom Wireless—0.3%
100,000		American Tower Corp., Sr. Unsecd. Note, 3.400%, 02/15/2019	102,513
50,000		American Tower Corp., Sr. Unsecd. Note, 4.500%, 01/15/2018	51,286
150,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 06/15/2026	146,433
90,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 05/15/2022	91,271
		TOTAL	391,503
		Communications - Telecom Wirelines—0.2%
90,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	93,550
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	193,490
		TOTAL	287,040
		Consumer Cyclical - Automotive—0.8%
175,000		American Honda Finance Co., Series MTN, 1.193%, 07/14/2017	175,171
175,000		American Honda Finance Co., Unsecd. Deb., Series MTN, 2.250%, 08/15/2019	176,378
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	15,077
100,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	93,887
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.336%, 03/18/2021	202,205
150,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 01/15/2019	151,935
160,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 07/06/2021	159,395
10,000	[3,4]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.700%, 03/15/2017	10,022
100,000	[3,4]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 08/09/2018	101,238
65,000	[3,4]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.500%, 04/03/2018	66,164
		TOTAL	1,151,472
		Consumer Cyclical - Leisure—0.2%
200,000	[3]	Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	212,826
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Lodging—0.1%
$30,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	$29,986
50,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	50,907
		TOTAL	80,893
		Consumer Cyclical - Retailers—0.6%
50,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	52,864
40,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 04/21/2026	38,257
250,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	244,342
175,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 06/01/2026	166,224
160,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/01/2025	164,384
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	10,783
80,000		Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 06/15/2026	73,960
35,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.300%, 04/22/2024	35,977
		TOTAL	786,791
		Consumer Cyclical - Services—0.1%
65,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	71,520
10,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	11,500
70,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	69,908
		TOTAL	152,928
		Consumer Non-Cyclical - Food/Beverage—0.3%
140,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/01/2026	134,050
200,000	[3,4]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	196,001
50,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	51,296
		TOTAL	381,347
		Consumer Non-Cyclical - Health Care—0.0%
15,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/01/2022	15,089
10,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 08/23/2022	10,339
30,000		Stryker Corp., Sr. Unsecd. Note, 3.500%, 03/15/2026	30,236
		TOTAL	55,664
		Consumer Non-Cyclical - Products—0.2%
200,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	207,388
		Consumer Non-Cyclical - Tobacco—0.0%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	28,260
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	31,535
		TOTAL	59,795
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—0.4%
$250,000		Canadian Natural Resources Ltd., 3.900%, 02/01/2025	$252,085
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	32,521
100,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	97,764
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	99,296
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	81,830
		TOTAL	563,496
		Energy - Integrated—0.2%
30,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	30,965
135,000		BP Capital Markets PLC, 3.119%, 05/04/2026	130,766
75,000		Husky Energy, Inc., 4.000%, 04/15/2024	76,823
50,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 01/27/2021	50,500
25,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/18/2024	24,188
		TOTAL	313,242
		Energy - Midstream—0.5%
75,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	78,612
100,000		Energy Transfer Partners, Sr. Unsecd. Note, 4.050%, 03/15/2025	99,597
170,000		Enterprise Products Opera, Sr. Unsecd. Note, 3.950%, 02/15/2027	173,685
10,000	[3,4]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	10,761
150,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 03/01/2043	147,114
100,000		Kinder Morgan, Inc., 5.050%, 02/15/2046	99,774
20,000	[3,4]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	19,656
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	31,387
		TOTAL	660,586
		Energy - Oil Field Services—0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	15,645
20,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	20,500
50,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 09/15/2023	52,375
2,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	2,008
		TOTAL	90,528
		Energy - Refining—0.2%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	10,848
50,000		Phillips 66, Sr. Unsecd. Note, 4.300%, 04/01/2022	53,736
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Refining—continued
$30,000	Valero Energy Corp., 7.500%, 04/15/2032	$38,188
10,000	Valero Energy Corp., 9.375%, 03/15/2019	11,490
95,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	112,717
	TOTAL	226,979
	Financial Institution - Banking—3.4%
74,000	American Express Co., 2.650%, 12/02/2022	73,046
250,000	American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 05/05/2021	246,999
50,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	50,371
300,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 04/19/2026	295,431
100,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.000%, 05/13/2021	108,567
200,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 04/21/2025	198,754
50,000	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.450%, 04/09/2018	49,942
120,000	Capital One Financial Corp., Sr. Sub., 4.200%, 10/29/2025	120,907
200,000	Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 03/30/2021	199,016
250,000	Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 04/27/2025	244,608
170,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	164,398
100,000	Citigroup, Inc., Sub. Note, 4.450%, 09/29/2027	101,655
25,000	City National Corp., Sr. Unsecd. Note, 5.250%, 09/15/2020	27,469
30,000	Comerica, Inc., 3.800%, 07/22/2026	29,655
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 1.350%, 06/01/2017	200,117
80,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	81,352
275,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 01/22/2023	280,876
25,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	30,140
30,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	31,488
150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	187,661
50,000	HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	54,165
250,000	Huntington National Bank, Sr. Unsecd. Note, 2.200%, 04/01/2019	250,734
400,000	J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	400,395
250,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 1.338%, 07/25/2017	250,240
65,000	Morgan Stanley, Sr. Unsecd. Note, 4.750%, 03/22/2017	65,327
120,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.500%, 04/21/2021	118,593
175,000	Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	180,010
20,000	Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	20,062
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$210,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	$213,840
130,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	131,589
30,000		Wachovia Corp., Sr. Unsecd. Note, Series MTN, 5.750%, 02/01/2018	31,193
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	75,195
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	107,131
		TOTAL	4,620,926
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
80,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 01/15/2026	81,360
125,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 04/15/2021	142,223
13,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	14,520
		TOTAL	238,103
		Financial Institution - Finance Companies—0.1%
170,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 02/01/2022	173,522
		Financial Institution - Insurance - Health—0.2%
170,000		Aetna, Inc., Sr. Unsecd. Note, 3.200%, 06/15/2026	170,270
45,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 07/15/2045	49,466
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	57,213
		TOTAL	276,949
		Financial Institution - Insurance - Life—0.7%
200,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	207,486
25,000		American International Group, Inc., 4.500%, 07/16/2044	24,479
35,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	36,426
10,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	10,549
275,000	[3,4]	Mass Mutual Global Funding II, Series 144A, 2.000%, 04/15/2021	268,706
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2039	15,500
250,000		MetLife, Inc., Sr. Unsecd. Note, 3.600%, 04/10/2024	256,746
15,000	[3,4]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	18,652
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 05/15/2023	9,996
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 09/15/2022	10,133
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	62,231
		TOTAL	920,904
		Financial Institution - Insurance - P&C—0.2%
1,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	1,002
80,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	79,410
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	$34,180
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	21,055
100,000	[3,4]	Liberty Mutual Group, Inc., Series 144A, 4.850%, 08/01/2044	99,146
65,000	[3,4]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	100,859
		TOTAL	335,652
		Financial Institution - REIT - Apartment—0.1%
20,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	19,941
10,000		UDR, Inc., Company Guarantee, 4.625%, 01/10/2022	10,689
70,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 09/01/2026	65,210
		TOTAL	95,840
		Financial Institution - REIT - Healthcare—0.1%
40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	44,455
50,000		Healthcare Trust of America, 3.700%, 04/15/2023	50,183
		TOTAL	94,638
		Financial Institution - REIT - Office—0.1%
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	50,952
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	52,971
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	59,912
		TOTAL	163,835
		Financial Institution - REIT - Other—0.1%
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	51,511
75,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	76,797
		TOTAL	128,308
		Financial Institution - REIT - Retail—0.1%
50,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/01/2022	50,832
20,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	21,561
30,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	33,188
		TOTAL	105,581
		Sovereign—0.0%
30,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	32,030
		Technology—1.0%
45,000		Apple, Inc., Sr. Unsecd. Note, 1.000%, 05/03/2018	44,859
30,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 05/03/2023	29,368
115,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 06/15/2025	118,336
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$140,000		Automatic Data Processing, Inc., 3.375%, 09/15/2025	$143,965
20,000		Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	19,938
240,000	[3,4]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 6.020%, 06/15/2026	259,564
125,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	123,177
100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	101,943
180,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.000%, 10/15/2025	195,993
70,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series WI, 3.600%, 10/15/2020	71,909
20,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	19,691
50,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	53,681
10,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	10,424
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 01/15/2019	26,277
50,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	52,979
20,000		Xerox Corp., Sr. Unsecd. Note, 2.950%, 03/15/2017	20,039
		TOTAL	1,292,143
		Transportation - Airlines—0.1%
130,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 03/01/2017	130,429
		Transportation - Railroads—0.2%
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	61,314
30,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 05/15/2023	29,257
225,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 06/01/2026	214,274
		TOTAL	304,845
		Transportation - Services—0.1%
90,000	[3,4]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	92,968
50,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	50,475
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	31,017
		TOTAL	174,460
		Utility - Electric—1.2%
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	5,504
110,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 09/01/2026	102,940
70,000	[3,4]	Electricite de France SA, Note, Series 144A, 5.600%, 01/27/2040	77,016
140,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 06/15/2046	142,846
170,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	167,114
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$200,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	$195,706
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	104,036
10,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	10,714
4,756	[3,4]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 07/01/2017	4,814
70,000		Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.550%, 03/15/2046	73,668
110,000		National Rural Utilities, Sr. Sub., 5.250%, 04/20/2046	114,578
25,000		National Rural Utilities, Sr. Unsecd. Note, Series MTNC, 8.000%, 03/01/2032	35,834
50,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	50,562
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	83,293
250,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 05/15/2026	240,329
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	55,151
175,000		Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	169,847
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	10,715
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	41,578
		TOTAL	1,686,245
		Utility - Natural Gas—0.1%
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	22,660
50,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 09/15/2021	52,301
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	40,293
65,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	64,601
		TOTAL	179,855
		TOTAL CORPORATE BONDS (IDENTIFIED COST $18,955,526)	19,424,678
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	84,372
		U.S. TREASURY—1.1%
310,692		U.S. Treasury Inflation-Protected Bond, 1.375%, 02/15/2044	343,618
992,930	[6]	U.S. Treasury Inflation-Protected Note, 0.125%, 04/15/2021	1,007,317
159,962		U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 01/15/2022	162,005
10,000		United States Treasury Note, 2.250%, 11/15/2024	9,931
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,501,461)	1,522,871
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	EXCHANGE-TRADED FUND—5.2%
118,000	iShares MSCI EAFE ETF (IDENTIFIED COST $7,706,053)	$7,036,340
	INVESTMENT COMPANIES—17.6%[2]
119,049	Emerging Markets Core Fund	1,186,918
163,897	Federated Bank Loan Core Fund	1,666,837
958,355	Federated Mortgage Core Portfolio	9,382,299
314,645	Federated Project and Trade Finance Core Fund	2,923,054
5,725,386	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.84%[7]	5,725,958
468,162	High Yield Bond Portfolio	2,982,191
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $24,520,742)	23,867,257
	TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $132,549,500)[8]	134,939,162
	OTHER ASSETS AND LIABILITIES - NET—0.3%[9]	342,697
	TOTAL NET ASSETS—100%	$135,281,859
At January 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]United States Treasury Note 2-Year Long Futures	128	$27,750,000	March 2017	$2,269
[1]United States Treasury Ultra Bond Long Futures	11	$1,767,563	March 2017	$(5,182)
[1]United States Treasury Note 5-Year Short Futures	26	$3,064,547	March 2017	$8,665
[1]United States Treasury Note 10-Year Short Futures	69	$8,588,344	March 2017	$8,867
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$14,619
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

1	Non-income-producing security.
2	Affiliated company or holdings.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $2,958,910, which represented 2.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $2,746,084, which represented 2.0% of total net assets.
5	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
6	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	7-day net yield.
8	Also represents the cost of investments for federal tax purposes.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$75,431,151	$—	$—	$75,431,151
International	3,199,466	—	—	3,199,466
Debt Securities:
Asset-Backed Securities	—	1,374,442	—	1,374,442
Collateralized Mortgage Obligations	—	2,998,585	—	2,998,585
Corporate Bonds	—	19,424,678	—	19,424,678
Municipal Bond	—	84,372	—	84,372
U.S. Treasury	—	1,522,871	—	1,522,871
Exchange-Traded Fund	7,036,340	—	—	7,036,340
Investment Companies[1]	5,725,958	—	—	23,867,257
TOTAL SECURITIES	$91,392,915	$25,404,948	$—	$134,939,162
Other Financial Instruments[2]
Assets	$19,801	$—	$—	$19,801
Liabilities	(5,182)	—	—	(5,182)
TOTAL OTHER FINANCIAL INSTRUMENTS	$14,619	$—	$—	$14,619
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $18,141,299 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$16.52	$16.83	$16.07	$14.35	$12.20	$12.17
Income From Investment Operations:
Net investment income	0.13[1]	0.24[1]	0.20[1]	0.17[1]	0.14[1]	0.17[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.41	(0.31)	0.74	1.70	2.19	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.54	(0.07)	0.94	1.87	2.33	0.19
Less Distributions:
Distributions from net investment income	(0.27)	(0.24)	(0.18)	(0.15)	(0.18)	(0.16)
Net Asset Value, End of Period	$16.79	$16.52	$16.83	$16.07	$14.35	$12.20
Total Return[2]	3.27%	(0.37)%	5.89%	13.06%	19.28%	1.65%
Ratios to Average Net Assets:
Net expenses	1.20%[3]	1.30%	1.30%	1.30%	1.30%	1.30%
Net investment income	1.56%[3]	1.51%	1.21%	1.10%	1.10%	1.43%
Expense waiver/reimbursement[4]	0.21%[3]	0.10%	0.09%	0.10%	0.11%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$58,215	$61,245	$62,555	$55,634	$50,340	$48,774
Portfolio turnover	40%	98%	89%	34%	105%	149%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$16.30	$16.59	$15.84	$14.16	$12.03	$11.99
Income From Investment Operations:
Net investment income	0.07[1]	0.12[1]	0.07[1]	0.05[1]	0.04[1]	0.08[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.40	(0.31)	0.74	1.67	2.16	0.03
TOTAL FROM INVESTMENT OPERATIONS	0.47	(0.19)	0.81	1.72	2.20	0.11
Less Distributions:
Distributions from net investment income	(0.14)	(0.10)	(0.06)	(0.04)	(0.07)	(0.07)
Net Asset Value, End of Period	$16.63	$16.30	$16.59	$15.84	$14.16	$12.03
Total Return[2]	2.91%	(1.10)%	5.12%	12.14%	18.41%	0.93%
Ratios to Average Net Assets:
Net expenses	1.95%[3]	2.05%	2.05%	2.05%	2.05%	2.05%
Net investment income	0.80%[3]	0.76%	0.45%	0.34%	0.36%	0.68%
Expense waiver/reimbursement[4]	0.18%[3]	0.08%	0.06%	0.07%	0.08%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,945	$29,152	$31,571	$34,522	$35,450	$34,193
Portfolio turnover	40%	98%	89%	34%	105%	149%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$16.57	$16.87	$16.11	$14.39	$12.23	$12.21
Income From Investment Operations:
Net investment income	0.15[1]	0.28[1]	0.24[1]	0.21[1]	0.18[1]	0.20[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.41	(0.30)	0.74	1.69	2.19	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.56	(0.02)	0.98	1.90	2.37	0.22
Less Distributions:
Distributions from net investment income	(0.31)	(0.28)	(0.22)	(0.18)	(0.21)	(0.20)
Net Asset Value, End of Period	$16.82	$16.57	$16.87	$16.11	$14.39	$12.23
Total Return[2]	3.40%	(0.07)%	6.13%	13.30%	19.63%	1.87%
Ratios to Average Net Assets:
Net expenses	0.95%[3]	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income	1.83%[3]	1.76%	1.46%	1.35%	1.35%	1.69%
Expense waiver/reimbursement[4]	0.17%[3]	0.05%	0.04%	0.06%	0.07%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,953	$47,757	$53,291	$49,667	$46,365	$43,341
Portfolio turnover	40%	98%	89%	34%	105%	149%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$16.49	$16.80	$16.05	$14.33	$12.17	$12.12
Income From Investment Operations:
Net investment income	0.08[1]	0.20[1]	0.16[1]	0.13[1]	0.09[1]	0.11[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.48	(0.31)	0.74	1.69	2.19	0.03
TOTAL FROM INVESTMENT OPERATIONS	0.56	(0.11)	0.90	1.82	2.28	0.14
Less Distributions:
Distributions from net investment income	(0.25)	(0.20)	(0.15)	(0.10)	(0.12)	(0.09)
Net Asset Value, End of Period	$16.80	$16.49	$16.80	$16.05	$14.33	$12.17
Total Return[2]	3.41%	(0.59)%	5.61%	12.72%	18.84%	1.19%
Ratios to Average Net Assets:
Net expenses	1.05%[3]	1.56%	1.56%	1.57%	1.69%	1.80%
Net investment income	0.96%[3]	1.27%	0.96%	0.84%	0.70%	0.93%
Expense waiver/reimbursement[4]	0.10%[3]	0.04%	0.03%	0.05%	0.06%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,169	$577	$532	$464	$417	$526
Portfolio turnover	40%	98%	89%	34%	105%	149%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2017 (unaudited)
Assets:
Total investment in securities, at value including $23,867,257 of investment in affiliated holdings (identified cost $132,549,500)		$134,939,162
Cash		1,474,461
Income receivable		344,246
Receivable for investments sold		1,440,651
Receivable for shares sold		123,353
TOTAL ASSETS		138,321,873
Liabilities:
Payable for investments purchased	$2,773,313
Payable for shares redeemed	92,254
Payable for daily variation margin on futures contracts	7,062
Payable to adviser (Note 5)	2,591
Payable for administrative fee (Note 5)	290
Payable for distribution services fee (Note 5)	18,433
Payable for other service fees (Notes 2 and 5)	43,871
Accrued expenses (Note 5)	102,200
TOTAL LIABILITIES		3,040,014
Net assets for 8,069,158 shares outstanding		$135,281,859
Net Assets Consist of:
Paid-in capital		$141,214,918
Net unrealized appreciation of investments and futures contracts		2,404,281
Accumulated net realized loss on investments and futures contracts		(8,473,412)
Undistributed net investment income		136,072
TOTAL NET ASSETS		$135,281,859
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($58,215,172 ÷ 3,466,557 shares outstanding), no par value, unlimited shares authorized	$16.79
Offering price per share (100/94.50 of $16.79)	$17.77
Redemption proceeds per share	$16.79
Class C Shares:
Net asset value per share ($28,944,900 ÷ 1,740,844 shares outstanding), no par value, unlimited shares authorized	$16.63
Offering price per share	$16.63
Redemption proceeds per share (99.00/100 of $16.63)	$16.46
Institutional Shares:
Net asset value per share ($37,952,541 ÷ 2,256,304 shares outstanding), no par value, unlimited shares authorized	$16.82
Offering price per share	$16.82
Redemption proceeds per share	$16.82
Class R6 Shares:
Net asset value per share ($10,169,246 ÷ 605,453 shares outstanding), no par value, unlimited shares authorized	$16.80
Offering price per share	$16.80
Redemption proceeds per share	$16.80
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2017 (unaudited)
Investment Income:
Dividends (including $484,159 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $194)			$1,378,130
Interest			506,727
TOTAL INCOME			1,884,857
Expenses:
Investment adviser fee (Note 5)		$512,483
Administrative fee (Note 5)		53,469
Custodian fees		12,093
Transfer agent fee (Note 2)		66,619
Directors'/Trustees' fees (Note 5)		1,345
Auditing fees		15,830
Legal fees		5,808
Portfolio accounting fees		52,977
Distribution services fee (Note 5)		109,273
Other service fees (Notes 2 and 5)		108,621
Share registration costs		32,412
Printing and postage		14,028
Miscellaneous (Note 5)		15,144
TOTAL EXPENSES		1,000,102
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(31,035)
Reimbursements of other operating expenses (Notes 2 and 5)	(97,636)
TOTAL WAIVER AND REIMBURSEMENTS		(128,671)
Net expenses			871,431
Net investment income			1,013,426
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized loss of $(64,067) on sales of investments in affiliated companies (Note 5))			2,629,079
Net realized loss on futures contracts			(43,829)
Realized gain distribution from registered investment company shares (Note 5)			10,281
Net change in unrealized appreciation of investments			715,844
Net change in unrealized appreciation of futures contracts			(37,465)
Net realized and unrealized gain on investments and futures contracts			3,273,910
Change in net assets resulting from operations			$4,287,336
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,013,426	$1,971,102
Net realized gain on investments, including allocation from affiliated partnership and futures contracts	2,595,531	3,110,250
Net change in unrealized appreciation/depreciation of investments and futures contracts	678,379	(6,117,033)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,287,336	(1,035,681)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(931,701)	(912,021)
Class C Shares	(247,433)	(200,679)
Institutional Shares	(864,627)	(830,257)
Class R6 Shares	(7,781)	(7,400)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,051,542)	(1,950,357)
Share Transactions:
Proceeds from sale of shares	17,723,131	17,267,895
Net asset value of shares issued to shareholders in payment of distributions declared	1,893,322	1,804,807
Cost of shares redeemed	(25,302,127)	(25,304,874)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,685,674)	(6,232,172)
Change in net assets	(3,449,880)	(9,218,210)
Net Assets:
Beginning of period	138,731,739	147,949,949
End of period (including undistributed net investment income of $136,072 and $1,174,188, respectively)	$135,281,859	$138,731,739
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2017
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.
Effective September 1, 2016, Class R Shares were re-designated as Class R6 Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (“Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Semi-Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
Semi-Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Semi-Annual Shareholder Report

The Fund invested in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P. which was a limited partnership established under the laws of the state of Delaware. The Fund recorded daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares may bear distribution services fees, other service fees and certain transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $128,671 is disclosed in this Note 2 and Note 5. For the six months ended January 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$36,344	$(16,950)
Class C Shares	13,521	(4,223)
Institutional Shares	16,428	(2,231)
Class R6 Shares	326	—
TOTAL	$66,619	$(23,404)
For the six months ended January 31, 2017, the custodian reimbursed $74,232 of custody fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$72,711
Class C Shares	35,910
TOTAL	$108,621
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of U.S. government securities or cash. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $21,327,567 and $9,009,721, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	3/24/2010	$200,000	$212,826
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$(14,619)*
*	Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(43,829)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(37,465)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	272,890	$4,533,693	587,548	$9,377,136
Shares issued to shareholders in payment of distributions declared	49,514	823,411	51,346	816,912
Shares redeemed	(562,706)	(9,324,292)	(649,638)	(10,261,256)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(240,302)	$(3,967,188)	(10,744)	$(67,208)
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	91,657	$1,503,266	302,928	$4,781,444
Shares issued to shareholders in payment of distributions declared	13,630	224,489	11,611	182,981
Shares redeemed	(152,836)	(2,498,260)	(429,374)	(6,745,049)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(47,549)	$(770,505)	(114,835)	$(1,780,624)

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	122,949	$2,047,703	187,245	$2,978,562
Shares issued to shareholders in payment of distributions declared	50,388	838,960	50,127	798,534
Shares redeemed	(799,183)	(13,397,967)	(513,254)	(8,215,712)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(625,846)	$(10,511,304)	(275,882)	$(4,438,616)

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	575,089	$9,638,469	8,198	$131,010
Shares issued to shareholders in payment of distributions declared	388	6,462	402	6,380
Shares redeemed	(5,017)	(81,608)	(5,256)	(82,857)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	570,460	9,563,323	3,344	$54,533
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(343,237)	$(5,685,674)	(398,117)	$(6,231,915)
4. FEDERAL TAX INFORMATION
At January 31, 2017, the cost of investments for federal tax purposes was $132,549,500. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $2,389,662. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,027,334 and net unrealized depreciation from investments for those securities having an excess of value over cost of $5,637,672.
At July 31, 2016, the Fund had a capital loss carryforward of $10,992,401 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum
Semi-Annual Shareholder Report

of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$10,992,401	NA	$10,992,401
Under current tax rules, capital losses on securities transactions realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2016, for federal income tax purposes, post-October losses of $40,536 were deferred to August 1, 2016.
As of July 31, 2016, for federal income tax purposes, the Fund had $16,197 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2017, the Adviser voluntarily waived $28,986 of its fee and voluntarily reimbursed $23,404 of transfer agent fees.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended January 31, 2017, the Sub-Adviser earned a fee of $68,232.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Prior to their re-designation as Class R6 Shares on September 1, 2016, the Class R Shares were also subject to the Plan at 0.50% of its average daily net assets. Class R6 Shares are not subject to the Plan.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$109,028
Class R Shares (re-designated as Class R6 Shares)	245
TOTAL	$109,273
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2017, FSC retained $20,511 of fees paid by the Fund. For the six months ended January 31, 2017, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2017, FSC retained $5,616 in sales charges from the sale of Class A Shares. FSC retained $372 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2017, FSSC received $6,089 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.30%, 2.05%, 1.05% and 1.04% (the “Fee Limit”), respectively up to but not including the later of (the “Termination Date”): (a) November 1, 2017 ; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Companies and Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies for the six months ended January 31, 2017, were as follows:
	Balance of Shares Held 7/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2017	Value	Dividend Income
Dynavax Technologies Corp.	—	5,890	—	5,890	$24,149	$—
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2017, the Adviser reimbursed $2,049. Transactions involving the affiliated holdings during the six months ended January 31, 2017, were as follows:
	Balance of Shares Held 7/31/16	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/17	Value	Dividend Income	Realized Gain Distribution
Emerging Markets Core Fund	166,883	5,184	(53,018)	119,049	$1,186,918	$52,157	$10,281
Federated Bank Loan Core Fund	220,091	24,915	(81,109)	163,897	$1,666,837	$51,660	$—
Semi-Annual Shareholder Report

	Balance of Shares Held 7/31/16	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/17	Value	Dividend Income	Realized Gain Distribution
Federated Institutional Prime Value Obligation Fund, Institutional Shares	4,202,435	26,354,403	(24,831,452)	5,725,386	$5,725,958	$10,891	$—
Federated Mortgage Core Fund	1,511,148	112,833	(665,626)	958,355	$9,382,299	$176,296	$—
Federated Project and Trade Finance Core Fund	307,620	7,025	—	314,645	$2,923,054	$65,088	$—
High Yield Bond Portfolio	826,313	20,289	(378,440)	468,162	$2,982,191	$128,067	$—
TOTAL OF AFFILIATED TRANSACTIONS	7,234,490	26,524,649	(26,009,645)	7,749,494	$23,867,257	$484,159	$10,281
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2017, were as follows:
Purchases	$52,306,330
Sales	$60,125,649
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2017, the Fund had no outstanding loans. During the six months ended January 31, 2017, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2017, there were no outstanding loans. During the six months ended January 31, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. subsequent Event
On February 16, 2017, the Trustees approved the addition of a T Share class to the Fund which is expected to become effective in the first quarter of 2017.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,032.70	$6.15
Class C Shares	$1,000	$1,029.10	$9.97
Institutional Shares	$1,000	$1,034.00	$4.87
Class R6 Shares	$1,000	$1,034.10	$5.38
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.20	$6.11
Class C Shares	$1,000	$1,015.40	$9.91
Institutional Shares	$1,000	$1,020.40	$4.84
Class R6 Shares	$1,000	$1,019.90	$5.35
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.20%
Class C Shares	1.95%
Institutional Shares	0.95%
Class R6 Shares	1.05%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated MDT Balanced Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer Evaluation”). The Board considered the Senior Officer Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure
Semi-Annual Shareholder Report

requirements, the Board also considered management fees charged to institutional and other clients of Federated MDTA LLC (the “Adviser”) and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separates sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and
Semi-Annual Shareholder Report

strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the Board had been informed that the management of the Fund is among the more complex relative to its peers.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). . He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average
Semi-Annual Shareholder Report

account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
Semi-Annual Shareholder Report

For the periods covered by the Senior Officer's Evaluation, the Fund's performance for both the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reduction in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
Semi-Annual Shareholder Report

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as, systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Funds was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated MDT Balanced Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R841
CUSIP 31421R833
CUSIP 31421R825
CUSIP 31421R692
36354 (3/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2017
Share Class	Ticker
A	QALGX
B	QBLGX
C	QCLGX
Institutional	QILGX

Federated MDT Large Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2016 through January 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2017, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Internet Services	7.9%
Computers - Low End	5.6%
Semiconductor Manufacturing Equipment	4.4%
Financial Services	4.2%
Soft Drinks	4.1%
Auto Original Equipment Manufacturers	3.8%
Biotechnology	3.6%
Software Packaged/Custom	3.4%
Services to Medical Professionals	3.0%
Computer Peripherals	2.9%
Internet Software & Services	2.9%
Ethical Drugs	2.6%
Hotels and Motels	2.6%
Computers - High End	2.5%
Defense Aerospace	2.5%
Chemicals	2.4%
Cable TV	2.2%
AT&T Divestiture	2.0%
Medical Supplies	2.0%
Medical Technology	2.0%
Specialty Retailing	2.0%
Broadcasting	1.9%
Miscellaneous Food Products	1.9%
Pharmaceuticals	1.8%
Grocery Chain	1.6%
Life Insurance	1.6%
Multiline Retail	1.5%
Telecommunication Equipment & Services	1.5%
Airlines	1.3%
Hospitals	1.3%
Pollution Control	1.3%
Airline – National	1.1%
Clothing Stores	1.1%
Property Liability Insurance	1.1%
Semi-Annual Shareholder Report
1

Industry Composition	Percentage of Total Net Assets
Other[2]	10.5%
Cash Equivalents[3]	1.8%
Other Assets and Liabilities—Net[4]	0.1%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Airline - National—1.1%
13,961	[1]	Jet Blue Airways Corp.	$273,775
8,151	[1]	United Continental Holdings, Inc.	574,401
		TOTAL	848,176
		Airlines—1.3%
20,294		Delta Air Lines, Inc.	958,689
		AT&T Divestiture—2.0%
30,459		Verizon Communications, Inc.	1,492,796
		Auto Manufacturing—0.4%
25,317		Ford Motor Co.	312,918
		Auto Original Equipment Manufacturers—3.8%
1,745	[1]	AutoZone, Inc.	1,265,090
11,342		Lear Corp.	1,611,585
		TOTAL	2,876,675
		Auto Rentals—0.8%
5,144	[1]	United Rentals, Inc.	650,767
		Baking—0.3%
12,348		Flowers Foods, Inc.	248,318
		Biotechnology—3.6%
12,695		Amgen, Inc.	1,989,052
1,942	[1]	Biogen, Inc.	538,400
2,817		Gilead Sciences, Inc.	204,092
3,637	[1]	Myriad Genetics, Inc.	58,847
		TOTAL	2,790,391
		Broadcasting—1.9%
1,248	[1]	AMC Networks, Inc.	71,573
17,772		CBS Corp., Class B	1,146,116
9,100	[1]	Discovery Communications, Inc.	257,985
		TOTAL	1,475,674
		Building Supply Stores—0.6%
6,483		Lowe's Cos., Inc.	473,778
		Cable TV—2.2%
73,976	[1]	MSG Networks, Inc.	1,716,243
		Chemicals—2.4%
19,526		LyondellBasell Investment LLC	1,821,190
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Clothing Stores—1.1%
5,804	[1]	Fossil, Inc.	$148,408
23,364		Gap (The), Inc.	538,073
4,310	[1]	Michael Kors Holdings Ltd.	184,511
		TOTAL	870,992
		Commercial Services & Supplies—0.1%
3,882		R.R. Donnelley & Sons Co.	66,576
		Computer Peripherals—2.9%
14,780		NVIDIA Corp.	1,613,680
16,792		NetApp, Inc.	643,470
		TOTAL	2,257,150
		Computers - High End—2.5%
11,155		IBM Corp.	1,946,771
		Computers - Low End—5.6%
35,355		Apple, Inc.	4,290,329
		Contracting—0.1%
2,771		Chicago Bridge & Iron Co., N.V.	92,025
		Cosmetics & Toiletries—0.7%
15,906	[1]	Avon Products, Inc.	93,368
5,600	[1]	Sally Beauty Holdings, Inc.	133,280
1,012	[1]	Ulta Beauty, Inc.	275,548
		TOTAL	502,196
		Defense Aerospace—2.5%
32,264		Spirit Aerosystems Holdings, Inc., Class A	1,937,453
		Defense Electronics—0.3%
843		Northrop Grumman Corp.	193,114
		Department Stores—0.2%
2,873		Dillards, Inc., Class A	162,152
		Discount Department Stores—0.6%
6,847		Foot Locker, Inc.	469,293
		Diversified Consumer Services—0.1%
2,697	[1]	ServiceMaster Global Holdings, Inc.	99,735
		Ethical Drugs—2.6%
9,757		Bristol-Myers Squibb Co.	479,654
9,258	[1]	United Therapeutics Corp.	1,514,887
		TOTAL	1,994,541
		Financial Services—4.2%
14,400		Ally Financial, Inc.	304,128
16,156		Ameriprise Financial, Inc.	1,813,834
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Financial Services—continued
2,223		Mastercard, Inc.	$236,372
44,090		Western Union Co.	863,282
		TOTAL	3,217,616
		Grocery Chain—1.6%
35,260		Kroger Co.	1,197,430
		Home Building—0.1%
3,390		D. R. Horton, Inc.	101,395
		Home Health Care—0.1%
621	[1]	Wellcare Health Plans, Inc.	90,380
		Home Products—0.7%
9,449		Tupperware Brands Corp.	570,342
		Hospitals—1.3%
12,720	[1]	HCA, Inc.	1,021,162
		Hotels and Motels—2.6%
25,321		Wyndham Worldwide Corp.	2,001,878
		Internet Services—7.9%
2,746	[1]	Amazon.com, Inc.	2,261,276
49,814	[1]	eBay, Inc.	1,585,580
16,798	[1]	Facebook, Inc.	2,189,115
		TOTAL	6,035,971
		Internet Software & Services—2.9%
2,710	[1]	Alphabet, Inc.	2,222,715
		Life Insurance—1.6%
12,000		Prudential Financial, Inc.	1,261,320
		Medical Supplies—2.0%
32,239		Baxter International, Inc.	1,544,570
		Medical Technology—2.0%
3,039	[1]	IDEXX Laboratories, Inc.	371,761
9,744		Zimmer Biomet Holdings, Inc.	1,153,007
		TOTAL	1,524,768
		Miscellaneous Food Products—1.9%
11,363		Ingredion, Inc.	1,456,623
		Multi-Industry Capital Goods—0.5%
8,247	[1]	HD Supply, Inc.	348,848
		Multiline Retail—1.5%
38,769		Macy's, Inc.	1,145,236
		Mutual Fund Adviser—0.1%
2,300		Waddell & Reed Financial, Inc., Class A	41,515
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Office Equipment—0.6%
28,428		Pitney Bowes, Inc.	$452,574
		Personal Loans—0.2%
727	[1]	Credit Acceptance Corp.	149,239
		Pharmaceuticals—1.8%
22,128		AbbVie, Inc.	1,352,242
		Pollution Control—1.3%
13,995		Waste Management, Inc.	972,653
		Poultry Products—0.6%
7,476		Tyson Foods, Inc., Class A	469,418
		Property Liability Insurance—1.1%
6,906		The Travelers Cos., Inc.	813,389
		Restaurant—0.9%
3,896		Domino's Pizza, Inc.	680,008
		Rubber—0.6%
14,600		Goodyear Tire & Rubber Co.	472,894
		Semiconductor Manufacturing—0.9%
18,872		Intel Corp.	694,867
		Semiconductor Manufacturing Equipment—4.4%
56,340		Applied Materials, Inc.	1,929,645
12,554		Lam Research Corp.	1,441,952
		TOTAL	3,371,597
		Services to Medical Professionals—3.0%
22,732	[1]	Express Scripts Holding Co.	1,565,780
4,266		UnitedHealth Group, Inc.	691,519
		TOTAL	2,257,299
		Shoes—0.3%
9,198	[1]	Skechers USA, Inc., Class A	231,054
		Soft Drinks—4.1%
13,249		Dr. Pepper Snapple Group, Inc.	1,208,309
18,425		PepsiCo, Inc.	1,912,146
		TOTAL	3,120,455
		Software Packaged/Custom—3.4%
35,613		CA, Inc.	1,113,619
2,379		CDW Corp.	122,542
8,469	[1]	Citrix Systems, Inc.	772,288
4,155	[1]	Electronic Arts, Inc.	346,652
567	[1]	F5 Networks, Inc.	75,995
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—continued
772		Marketaxess Holdings, Inc.	$144,557
		TOTAL	2,575,653
		Specialty Retailing—2.0%
27,388		Bed Bath & Beyond, Inc.	1,105,106
5,900		Big Lots, Inc.	295,000
4,516		GNC Holdings, Inc.	40,057
698		Signet Jewelers Ltd.	54,213
		TOTAL	1,494,376
		Telecommunication Equipment & Services—1.5%
10,326	[1]	CommScope Holdings Co., Inc.	390,529
9,070		Motorola, Inc.	732,040
		TOTAL	1,122,569
		Undesignated Consumer Cyclicals—0.6%
2,009	[1]	Herbalife Ltd.	112,906
5,300		Nu Skin Enterprises, Inc., Class A	274,964
3,300	[1]	Weight Watchers International, Inc.	41,085
		TOTAL	428,955
		Undesignated Consumer Staples—0.1%
3,283		Block (H&R), Inc.	70,453
		TOTAL COMMON STOCKS (IDENTIFIED COST $67,375,073)	75,059,406
		INVESTMENT COMPANY—1.8%
1,362,552	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.84%[3] (IDENTIFIED COST $1,362,595)	1,362,688
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $68,737,668)[4]	76,422,094
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	46,644
		TOTAL NET ASSETS—100%	$76,468,738
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Semi-Annual Shareholder Report
7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$15.18	$17.64	$16.15	$13.58	$10.59	$10.50
Income From Investment Operations:
Net investment income (loss)[1]	0.00[2]	0.04	0.02	0.03	0.04	(0.02)
Net realized and unrealized gain (loss) on investments	1.03	(0.70)	1.47	2.54	2.95	0.11
TOTAL FROM INVESTMENT OPERATIONS	1.03	(0.66)	1.49	2.57	2.99	0.09
Less Distributions:
Distributions from net realized gain on investments	(0.09)	(1.80)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.09)	(1.80)	—	—	—	—
Net Asset Value, End of Period	$16.12	$15.18	$17.64	$16.15	$13.58	$10.59
Total Return[3]	6.79%	(3.62)%	9.23%	18.92%	28.23%	0.86%
Ratios to Average Net Assets:
Net expenses	1.52%[4]	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	0.12%[4]	0.28%	0.13%	0.17%	0.34%	(0.23)%
Expense waiver/reimbursement[5]	0.10%[4]	0.07%	0.03%	0.11%	0.27%	0.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,152	$45,661	$55,033	$54,573	$49,018	$40,676
Portfolio turnover	34%	69%	91%	51%	135%	258%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than 0.01%.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$14.16	$16.71	$15.41	$13.05	$10.25	$10.24
Income From Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.07)	(0.11)	(0.09)	(0.05)	(0.10)
Net realized and unrealized gain (loss) on investments	1.02	(0.68)	1.41	2.45	2.85	0.11
TOTAL FROM INVESTMENT OPERATIONS	0.91	(0.75)	1.30	2.36	2.80	0.01
Less Distributions:
Distributions from net realized gain on investments	(0.09)	(1.80)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.09)	(1.80)	—	—	—	—
Net Asset Value, End of Period	$14.98	$14.16	$16.71	$15.41	$13.05	$10.25
Total Return[2]	6.43%	(4.41)%	8.44%	18.08%	27.32%	0.10%
Ratios to Average Net Assets:
Net expenses	2.27%[3]	2.25%	2.25%	2.25%	2.25%	2.25%
Net investment income (loss)	(0.63)%[3]	(0.49)%	(0.65)%	(0.59)%	(0.44)%	(0.98)%
Expense waiver/reimbursement[4]	0.10%[3]	0.08%	0.03%	0.11%	0.26%	0.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,556	$14,925	$16,175	$10,519	$7,428	$4,932
Portfolio turnover	34%	69%	91%	51%	135%	258%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$13.81	$16.34	$15.07	$12.76	$10.03	$10.02
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.06)	(0.10)	(0.08)	(0.05)	(0.09)
Net realized and unrealized gain (loss) on investments	0.95	(0.67)	1.37	2.39	2.78	0.10
TOTAL FROM INVESTMENT OPERATIONS	0.89	(0.73)	1.27	2.31	2.73	0.01
Less Distributions:
Distributions from net realized gain on investments	(0.09)	(1.80)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.09)	(1.80)	—	—	—	—
Net Asset Value, End of Period	$14.61	$13.81	$16.34	$15.07	$12.76	$10.03
Total Return[2]	6.45%	(4.39)%	8.43%	18.10%	27.22%	0.10%
Ratios to Average Net Assets:
Net expenses	2.27%[3]	2.25%	2.25%	2.25%	2.25%	2.25%
Net investment income (loss)	(0.63)%[3]	(0.46)%	(0.63)%	(0.59)%	(0.43)%	(0.98)%
Expense waiver/reimbursement[4]	0.10%[3]	0.07%	0.03%	0.11%	0.27%	0.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,390	$10,052	$12,904	$11,991	$9,830	$7,001
Portfolio turnover	34%	69%	91%	51%	135%	258%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$15.69	$18.13	$16.55	$13.88	$10.80	$10.68
Income From Investment Operations:
Net investment income[1]	0.15	0.08	0.07	0.06	0.07	0.00[2]
Net realized and unrealized gain (loss) on investments	0.93	(0.72)	1.51	2.61	3.01	0.12
TOTAL FROM INVESTMENT OPERATIONS	1.08	(0.64)	1.58	2.67	3.08	0.12
Less Distributions:
Distributions from net realized gain on investments	(0.09)	(1.80)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.09)	(1.80)	—	—	—	—
Net Asset Value, End of Period	$16.68	$15.69	$18.13	$16.55	$13.88	$10.80
Total Return[3]	6.88%	(3.40)%	9.55%	19.24%	28.52%	1.12%
Ratios to Average Net Assets:
Net expenses	1.27%[4]	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income	0.38%[4]	0.52%	0.37%	0.40%	0.58%	0.02%
Expense waiver/reimbursement[5]	0.10%[4]	0.07%	0.03%	0.10%	0.27%	0.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,372	$7,469	$7,888	$7,502	$5,002	$3,774
Portfolio turnover	34%	69%	91%	51%	135%	258%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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12

Statement of Assets and Liabilities
January 31, 2017 (unaudited)
Assets:
Total investment in securities, at value including $1,362,688 of investment in an affiliated holding (Note 5) (identified cost $68,737,668)		$76,422,094
Cash		72,889
Income receivable		49,453
Receivable for investments sold		1,755,329
Receivable for shares sold		40,722
TOTAL ASSETS		78,340,487
Liabilities:
Payable for investments purchased	$1,594,260
Payable for shares redeemed	150,688
Payable to adviser (Note 5)	1,399
Payable for administrative fee (Note 5)	164
Payable for distribution services fee (Note 5)	15,850
Payable for other service fees (Notes 2 and 5)	24,579
Accrued expenses (Note 5)	84,809
TOTAL LIABILITIES		1,871,749
Net assets for 4,866,005 shares outstanding		$76,468,738
Net Assets Consist of:
Paid-in capital		$68,236,452
Net unrealized appreciation of investments		7,684,426
Accumulated net realized gain on investments		585,654
Accumulated net investment income (loss)		(37,794)
TOTAL NET ASSETS		$76,468,738
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13

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($45,151,954 ÷ 2,800,893 shares outstanding), no par value, unlimited shares authorized	$16.12
Offering price per share (100/94.50 of $16.12)	$17.06
Redemption proceeds per share	$16.12
Class B Shares:
Net asset value per share ($14,555,527 ÷ 971,952 shares outstanding), no par value, unlimited shares authorized	$14.98
Offering price per share	$14.98
Redemption proceeds per share (94.50/100 of $14.98)	$14.16
Class C Shares:
Net asset value per share ($10,389,622 ÷ 711,276 shares outstanding), no par value, unlimited shares authorized	$14.61
Offering price per share	$14.61
Redemption proceeds per share (99.00/100 of $14.61)	$14.46
Institutional Shares:
Net asset value per share ($6,371,635 ÷ 381,884 shares outstanding), no par value, unlimited shares authorized	$16.68
Offering price per share	$16.68
Redemption proceeds per share	$16.68
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Operations
Six Months Ended January 31, 2017 (unaudited)
Investment Income:
Dividends (including $2,472 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $58)		$623,648
Interest		871
TOTAL INCOME		624,519
Expenses:
Investment adviser fee (Note 5)	$285,206
Administrative fee (Note 5)	29,756
Custodian fees	5,315
Transfer agent fee	83,578
Directors'/Trustees' fees (Note 5)	1,108
Auditing fees	12,840
Legal fees	5,781
Portfolio accounting fees	37,565
Distribution services fee (Note 5)	93,127
Other service fees (Notes 2 and 5)	86,583
Share registration costs	30,042
Printing and postage	15,237
Miscellaneous (Note 5)	12,991
TOTAL EXPENSES	699,129
Waiver/reimbursement of investment adviser fee (Note 5)	(36,816)
Net expenses		662,313
Net investment income (loss)		(37,794)
Realized and Unrealized Gain on Investments:
Net realized gain on investments		824,461
Net change in unrealized appreciation of investments		4,033,414
Net realized and unrealized gain on investments		4,857,875
Change in net assets resulting from operations		$4,820,081
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(37,794)	$53,098
Net realized gain on investments	824,461	199,433
Net change in unrealized appreciation/depreciation of investments	4,033,414	(4,502,195)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,820,081	(4,249,664)
Distributions to Shareholders:
Distributions from net realized gain on investments
Class A Shares	(251,151)	(5,502,857)
Class B Shares	(89,003)	(1,867,474)
Class C Shares	(63,861)	(1,323,955)
Institutional Shares	(34,298)	(798,673)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(438,313)	(9,492,959)
Share Transactions:
Proceeds from sale of shares	5,244,365	14,463,299
Net asset value of shares issued to shareholders in payment of distributions declared	400,439	8,568,103
Cost of shares redeemed	(11,664,023)	(23,183,153)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,019,219)	(151,751)
Change in net assets	(1,637,451)	(13,894,374)
Net Assets:
Beginning of period	78,106,189	92,000,563
End of period (including accumulated net investment income (loss) of $(37,794) and $0, respectively)	$76,468,738	$78,106,189
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Notes to Financial Statements
January 31, 2017 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Semi-Annual Shareholder Report
17

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waiver and reimbursement of $36,816 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$55,541
Class B Shares	18,469
Class C Shares	12,573
TOTAL	$86,583
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	119,856	$1,862,606	310,533	$4,754,875
Shares issued to shareholders in payment of distributions declared	14,089	224,849	332,140	4,972,137
Shares redeemed	(341,758)	(5,239,195)	(753,019)	(11,160,736)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(207,813)	$(3,151,740)	(110,346)	$(1,433,724)
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	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	112,914	$1,626,428	332,457	$4,849,130
Shares issued to shareholders in payment of distributions declared	5,885	87,332	130,599	1,832,304
Shares redeemed	(201,057)	(2,880,869)	(377,102)	(5,173,438)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(82,258)	$(1,167,109)	85,954	$1,507,996

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	75,529	$1,065,604	166,717	$2,348,511
Shares issued to shareholders in payment of distributions declared	4,050	58,646	85,418	1,169,370
Shares redeemed	(96,078)	(1,350,044)	(314,062)	(4,374,197)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(16,499)	$(225,794)	(61,927)	$(856,316)

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	43,698	$689,727	167,477	$2,510,783
Shares issued to shareholders in payment of distributions declared	1,792	29,612	38,466	594,292
Shares redeemed	(139,771)	(2,193,915)	(164,945)	(2,474,782)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(94,281)	$(1,474,576)	40,998	$630,293
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(400,851)	(6,019,219)	(45,321)	(151,751)
4. FEDERAL TAX INFORMATION
At January 31, 2017, the cost of investments for federal tax purposes was $68,737,668. The net unrealized appreciation of investments for federal tax purposes was $7,684,426. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,523,081 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,838,655.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the Adviser voluntarily waived $36,168 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$55,407
Class C Shares	37,720
TOTAL	$93,127
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2017, FSC retained $46,127 of fees paid by the Fund. For the six months ended January 31, 2017, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Other Service Fees
For the six months ended January 31, 2017, FSSC received $18,757 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2017, FSC retained $2,859 in sales charges from the sale of Class A Shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.50%, 2.25%, 2.25% and 1.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2017, the Adviser reimbursed $648. Transactions involving the affiliated holding during the six months ended January 31, 2017, were as follows:
	Balance of Shares Held 7/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	1,355,892	8,936,754	(8,930,094)	1,362,552	$1,362,688	$2,472
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2017, were as follows:
Purchases	$25,011,331
Sales	$31,630,105
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2017, there were no outstanding loans. During the six months ended January 31, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2017, there were no outstanding loans. During the six months ended January 31, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. subsequent event
On February 16, 2017, the Trustees approved the addition of a T Share class to the Fund which is expected to become effective in the first quarter of 2017.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,067.90	$7.92
Class B Shares	$1,000	$1,064.30	$11.81
Class C Shares	$1,000	$1,064.50	$11.81
Institutional Shares	$1,000	$1,068.80	$6.62
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.50	$7.73
Class B Shares	$1,000	$1,013.80	$11.52
Class C Shares	$1,000	$1,013.80	$11.52
Institutional Shares	$1,000	$1,018.80	$6.46
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.52%
Class B Shares	2.27%
Class C Shares	2.27%
Institutional Shares	1.27%
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Evaluation and Approval of Advisory Contract–May 2016
Federated MDT Large Cap Growth Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated MDTA LLC (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the Board had been informed that the management of the Fund is among the more complex relative to its peers.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio
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managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibiliities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
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The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year, three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated MDT Large Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R700
CUSIP 31421R684
CUSIP 31421R809
CUSIP 31421R882
36353 (3/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2017
Share Class	Ticker
A	QASCX
C	QCSCX
Institutional	QISCX
R6	QLSCX

Federated MDT Small Cap Core Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2016 through January 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2017, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Regional Banks	12.5%
Financial Services	5.3%
Specialty Retailing	3.8%
Biotechnology	3.5%
Undesignated Consumer Cyclicals	2.6%
Auto Original Equipment Manufacturers	2.5%
Health Care Equipment & Supplies	2.5%
Semiconductor Manufacturing	2.5%
Telecommunication Equipment & Services	1.9%
Internet & Catalog Retail	1.8%
Mortgage and Title	1.8%
Electric Utility	1.7%
Clothing Stores	1.6%
Health Care Providers & Services	1.6%
Software Packaged/Custom	1.6%
Pharmaceuticals Biotechnology & Life Sciences	1.5%
Airline—Regional	1.4%
Broadcasting	1.4%
Photo-Optical Component—Equipment	1.4%
Thrifts & Mortgage Finance	1.4%
Cable TV	1.3%
Home Building	1.3%
Printed Circuit Boards	1.3%
Semiconductor Manufacturing Equipment	1.3%
Defense Aerospace	1.2%
Internet Software & Services	1.2%
Computer Peripherals	1.1%
Dairy Products	1.1%
Rubber	1.1%
Securities Brokerage	1.1%
Commodity Chemicals	1.0%
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Industry Composition	Percentage of Total Net Assets
Electric & Electronic Original Equipment Manufacturers	1.0%
Medical Supplies	1.0%
Truck Manufacturing	1.0%
Other[2]	25.4%
Cash Equivalents[3]	6.4%
Other Assets and Liabilities—Net[4]	(2.1)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
January 31, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—95.7%
		Airline - Regional—1.4%
38,010	[1]	Hawaiian Holdings, Inc.	$1,936,609
		Apparel—0.6%
19,301	[1]	Iconix Brand Group, Inc.	198,607
23,050	[1]	Perry Ellis International, Inc.	543,750
		TOTAL	742,357
		Auto Original Equipment Manufacturers—2.5%
20,944	[1]	Cooper-Standard Holding, Inc.	2,204,984
22,820		Dana, Inc.	459,595
10,750	[1]	Tenneco, Inc.	725,088
		TOTAL	3,389,667
		Biotechnology—3.5%
57,492	[1]	AMAG Pharmaceutical, Inc.	1,385,557
72,697	[1]	BioCryst Pharmaceuticals, Inc.	457,991
80,364	[1]	Celldex Therapeutics, Inc.	261,987
44,948	[1]	ChemoCentryx, Inc.	326,772
160,557	[1,2]	Dynavax Technologies Corp.	658,284
59,522	[1]	Exelixis, Inc.	1,078,539
10,960	[1]	NewLink Genetics Corp.	133,383
148,018		PDL BioPharma, Inc.	325,639
10,195	[1]	Zafgen, Inc.	42,921
		TOTAL	4,671,073
		Bituminous Coal—0.2%
16,977	[1]	Westmoreland Coal Co.	308,133
		Broadcasting—1.4%
56,181		Sinclair Broadcast Group, Inc.	1,896,109
		Cable TV—1.3%
72,643	[1]	MSG Networks, Inc.	1,685,318
		Chemicals—0.7%
36,920		Chemours Co./The	975,426
		Clothing Stores—1.6%
84,062		American Eagle Outfitters, Inc.	1,270,177
54,546	[1]	Francesca's Holdings Corp.	951,282
		TOTAL	2,221,459
		Cogeneration—0.1%
10,459	[1]	Pacific Ethanol, Inc.	74,259
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Commodity Chemicals—1.0%
21,595		Trinseo SA	$1,398,276
		Communications Equipment—0.5%
19,078	[1]	Lumentum Holdings, Inc.	724,010
		Computer Networking—0.3%
15,230		Black Box Corp.	203,321
33,310	[1]	Extreme Networks, Inc.	184,204
		TOTAL	387,525
		Computer Peripherals—1.1%
26,464		Bel Fuse, Inc.	841,555
11,493	[1]	Synaptics, Inc.	647,976
		TOTAL	1,489,531
		Computer Stores—0.5%
17,143	[1]	Insight Enterprises, Inc.	636,520
		Construction & Engineering—0.9%
16,806		Argan, Inc.	1,239,442
		Construction Machinery—0.7%
109,979		Manitowoc, Inc.	751,157
14,711	[1]	NCI Building System, Inc.	235,376
		TOTAL	986,533
		Consumer Durables & Apparel—0.5%
30,176	[1]	American Outdoor Brands Corp.	642,749
		Consumer Finance—0.4%
36,171	[1]	Enova International, Inc.	510,011
		Contracting—0.2%
20,933	[1]	Harsco Corp.	279,456
		Dairy Products—1.1%
77,021		Dean Foods Co.	1,529,637
		Defense Aerospace—1.2%
46,801	[1]	DigitalGlobe, Inc.	1,312,768
11,199	[1]	Ducommun, Inc.	331,826
		TOTAL	1,644,594
		Electric & Electronic Original Equipment Manufacturers—1.0%
32,282	[1]	Generac Holdings, Inc.	1,299,673
		Electric Utility—1.7%
20,812		Avista Corp.	804,176
26,900		Northwestern Corp.	1,536,259
		TOTAL	2,340,435
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Electronic Equipment Instruments & Components—0.5%
17,849	[1]	Sanmina Corp.	$695,219
		Electronic Instruments—0.9%
60,841	[1]	Ixia	1,183,357
		Electronic Test/Measuring Equipment—0.6%
27,291	[1]	Finisar Corp.	806,995
		Financial Services—5.3%
51,303	[1]	Ambac Financial Group, Inc.	1,073,259
10,972		Banco Latinoamericano de Comercio Exterior SA, Class E	298,438
23,666		Deluxe Corp.	1,724,068
20,717		Evercore Partners, Inc., Class A	1,604,532
20,397		Federal Agricultural Mortgage Association, Class C	1,135,297
3,850		First Financial Corp.	186,147
10,744		MainSource Financial Group, Inc.	353,048
22,510		Union Bankshares Corp.	827,468
		TOTAL	7,202,257
		Food & Staples Retailing—0.7%
23,405		SpartanNash Co.	886,113
		Food Wholesaling—0.5%
25,706		Omega Protein Corp.	641,365
		Gas Distributor—0.3%
6,335		Northwest Natural Gas Co.	373,131
		Generic Drugs—0.1%
11,153	[1]	Vanda Pharmaceuticals, Inc.	157,815
		Health Care Equipment & Supplies—2.5%
41,084	[1]	Cardiovascular Systems, Inc.	1,014,775
21,107	[1]	Glaukos Corp.	870,030
11,295	[1]	iRadimed Corp.	103,349
63,280		LeMaitre Vascular, Inc.	1,437,089
		TOTAL	3,425,243
		Health Care Providers & Services—1.6%
78,079	[1]	Adeptus Health, Inc.	559,827
58,069	[1]	Diplomat Pharmacy, Inc.	797,868
32,416	[1]	Tivity Health, Inc.	831,470
		TOTAL	2,189,165
		Home Building—1.3%
41,977	[1]	Beazer Homes USA, Inc.	598,592
67,271		KB Home	1,101,899
		TOTAL	1,700,491
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Home Health Care—0.6%
58,578	[1]	Cross Country Healthcare, Inc.	$847,624
		Home Products—0.3%
23,869		Libbey, Inc.	408,399
		Hospitals—0.3%
58,466	[1]	Community Health Systems, Inc.	374,182
		Hotels Restaurants & Leisure—0.1%
21,925	[1]	Noodles & Co.	96,470
		Insurance—0.9%
85,416		State National Cos., Inc.	1,175,324
		Insurance Brokerage—0.1%
7,576		Crawford & Co., Class B	91,821
		International Bank—0.6%
14,736		Preferred Bank Los Angeles, CA	816,522
		Internet & Catalog Retail—1.8%
44,966	[1]	FTD Companies, Inc.	1,033,318
8,874	[1]	RetailMeNot, Inc.	80,310
90,394		Travelport Worldwide Ltd.	1,298,058
		TOTAL	2,411,686
		Internet Software & Services—1.2%
18,700	[1]	Brightcove, Inc.	134,640
55,060	[1]	Carbonite, Inc.	949,785
31,227	[1]	Five9, Inc.	482,769
		TOTAL	1,567,194
		Lumber Products—0.7%
49,908	[1]	Louisiana-Pacific Corp.	954,740
		Machinery—0.4%
16,981		Global Brass & Copper Holdings, Inc.	562,920
		Major Steel Producer—0.3%
50,475	[1]	AK Steel Holding Corp.	407,838
		Maritime—0.8%
186,799		Overseas Shipholding Group, Inc.	917,183
92,545		Teekay Tankers Ltd., Class A	226,735
		TOTAL	1,143,918
		Media—0.3%
72,209		MDC Partners, Inc.	462,138
		Medical Supplies—1.0%
36,768	[1]	Orthofix International NV	1,321,442
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Metal Fabrication—0.6%
17,614		Worthington Industries, Inc.	$841,773
		Metals & Mining—0.7%
15,983	[1]	Cliffs Natural Resources, Inc.	140,171
66,105	[1]	Cloud Peak Energy, Inc.	376,137
9,537	[1]	Ryerson Holding Corp.	101,092
34,502	[1]	SunCoke Energy, Inc.	304,308
		TOTAL	921,708
		Mini-Mill Producer—0.3%
16,416		Schnitzer Steel Industries, Inc., Class A	388,238
		Miscellaneous Communications—0.9%
51,409		West Corp.	1,247,696
		Miscellaneous Components—0.4%
36,015	[1]	Amkor Technology, Inc.	338,901
3,135		Power Integrations, Inc.	222,585
		TOTAL	561,486
		Miscellaneous Machinery—0.6%
34,517	[1]	SPX Corp.	861,199
		Mortgage and Title—1.8%
71,566	[1]	MGIC Investment Corp.	762,178
87,056		Radian Group, Inc.	1,601,830
		TOTAL	2,364,008
		Mortgage Banks—0.2%
10,481	[1]	Altisource Portfolio Solutions S.A.	298,709
		Mutual Fund Adviser—0.6%
42,757		Waddell & Reed Financial, Inc., Class A	771,764
		Office Supplies—0.9%
93,763	[1]	Acco Brands Corp.	1,195,478
		Offshore Driller—0.0%
24,973	[1]	Seadrill Ltd.	46,700
		Oil Gas & Consumable Fuels—0.3%
16,232	[1]	California Resources Corp.	347,689
		Oil Service, Explore & Drill—0.7%
37,076	[1]	Unit Corp.	963,976
		Paint & Related Materials—0.6%
56,336	[1]	Ferro Corp.	796,591
		Paper Products—0.4%
24,977		Kapstone Paper and Packaging Corp.	598,948
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Personal Loans—0.6%
85,213	[1]	Ezcorp, Inc., Class A	$843,609
		Pharmaceuticals Biotechnology & Life Sciences—1.5%
158,087	[1]	Impax Laboratories, Inc.	2,078,844
		Photo-Optical Component-Equipment—1.4%
12,012	[1]	Coherent, Inc.	1,894,653
		Printed Circuit Boards—1.3%
120,089	[1]	TTM Technologies	1,780,920
		Printing—0.7%
35,018		Quad Graphics, Inc.	917,121
		Property Liability Insurance—0.6%
31,750		Universal Insurance Holdings, Inc.	830,262
		Recreational Goods—0.3%
20,986	[1]	Scientific Games Holdings Corp.	356,762
		Regional Banks—12.5%
5,357		BancFirst Corp.	505,433
6,980		Bryn Mawr Bank Corp.	279,549
4,909		Cathay Bancorp, Inc.	178,884
38,995		CenterState Banks of Florida	951,088
16,620		Columbia Banking Systems, Inc.	660,811
6,947		Community Trust Bancorp, Inc.	321,299
6,522		ConnectOne Bancorp, Inc.	161,093
20,760		Enterprise Financial Services Corp.	864,654
8,667	[1]	FCB Financial Holdings, Inc.	406,916
26,253		Farmers Capital Bank Corp.	975,299
17,224		Financial Institutions, Inc.	567,531
69,495		First Bancorp, Inc.	2,034,119
5,502		First Business Financial Services, Inc.	133,313
5,579		First Commmonwealth Financial Corp.	78,776
21,815		First Merchants Corp.	836,169
6,935		First Midwest Bancorp, Inc.	168,382
107,163	[1]	First NBC Bank Holding Co.	428,652
2,948		Great Southern Bancorp, Inc.	147,547
16,357		Hancock Holding Co.	749,968
7,681		Heartland Financial USA, Inc.	359,471
2,053		Independent Bank Corp., Massachusetts	128,005
9,190		Lakeland Bancorp, Inc.	170,475
27,285		LegacyTexas Financial Group, Inc.	1,127,416
8,881		Mercantile Bank Corp.	286,856
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Regional Banks—continued
12,747		Midland States Bancorp, Inc.	$431,613
4,200		MidSouth Bancorp, Inc.	60,690
11,033		OFG Bancorp.	146,187
24,470		Peapack-Gladstone Financial Corp.	739,116
3,460		Peoples Bancorp, Inc.	107,433
18,077		QCR Holdings, Inc.	758,330
21,857		Republic Bancorp, Inc.	757,345
3,130		S & T Bancorp, Inc.	117,751
1,936		Sandy Spring Bancorp, Inc.	79,318
8,625	[1]	Seacoast Banking Corp. of Florida	187,853
10,246		Sterling Bancorp	244,367
5,238		TriCo Bancshares	193,125
4,516		UMB Financial Corp.	348,364
3,345		Wintrust Financial Corp.	239,502
		TOTAL	16,932,700
		Rubber—1.1%
40,209		Cooper Tire & Rubber Co.	1,457,576
		Savings & Loan—0.7%
19,083		First Defiance Financial Corp.	924,762
		Securities Brokerage—1.1%
20,589	[1]	Piper Jaffray Cos., Inc.	1,451,524
		Semiconductor Manufacturing—2.5%
59,281	[1]	Advanced Micro Devices, Inc.	614,744
9,450	[1]	Ceva, Inc.	334,057
18,836	[1]	Cirrus Logic, Inc.	1,136,188
14,990		Monolithic Power Systems	1,307,728
		TOTAL	3,392,717
		Semiconductor Manufacturing Equipment—1.3%
23,480	[1]	Advanced Energy Industries, Inc.	1,381,563
15,441	[1]	Alpha & Omega Semiconductor Ltd.	314,225
		TOTAL	1,695,788
		Software Packaged/Custom—1.6%
12,829	[1]	Barracuda Networks, Inc.	301,354
8,434	[1]	Paycom Software, Inc.	389,988
17,920	[1]	Proofpoint, Inc.	1,436,467
		TOTAL	2,127,809
		Specialty Retailing—3.8%
56,267		Big 5 Sporting Goods Corp.	866,512
Semi-Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Specialty Retailing—continued
7,920	[1]	Build-A-Bear Workshop, Inc.	$95,040
23,458		Children's Place, Inc./The	2,275,426
92,180		GNC Holdings, Inc.	817,636
97,037		Office Depot, Inc.	431,815
33,181		Pier 1 Imports, Inc.	241,226
20,127		Tailored Brands, Inc.	427,699
		TOTAL	5,155,354
		Telecommunication Equipment & Services—1.9%
12,848	[1]	CIENA Corp.	312,720
33,017	[1]	Mastec, Inc.	1,229,883
16,721	[1]	Ubiquiti Networks, Inc.	1,043,391
		TOTAL	2,585,994
		Telecommunication Services—0.2%
91,191	[1]	Intelsat SA	329,200
		Thrifts & Mortgage Finance—1.4%
35,534		Beneficial Mutual Bancorp, Inc.	634,282
13,826		Meta Financial Group, Inc.	1,214,614
26,166	[1]	Walter Investment Management Corp.	99,431
		TOTAL	1,948,327
		Truck Manufacturing—1.0%
29,286		Spartan Motors, Inc.	231,359
60,060		Wabash National Corp.	1,060,059
		TOTAL	1,291,418
		Undesignated Consumer Cyclicals—2.6%
31,997	[1]	Career Education Corp.	312,611
59,353		Convergys Corp.	1,473,141
35,528		DeVry Education Group, Inc.	1,190,188
23,638		Rent-A-Center, Inc.	211,797
24,945	[1]	Weight Watchers International, Inc.	310,565
		TOTAL	3,498,302
		Undesignated Consumer Staples—0.5%
17,506		Medifast, Inc.	738,228
		TOTAL COMMON STOCKS (IDENTIFIED COST $120,357,774)	129,350,004
Semi-Annual Shareholder Report
10

Shares			Value
		INVESTMENT COMPANY—6.4%
8,696,841	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.84%[3] (IDENTIFIED COST $8,697,206)	$8,697,711
		TOTAL INVESTMENTS—102.1% (IDENTIFIED COST $129,054,980)[4]	138,047,715
		OTHER ASSETS AND LIABILITIES - NET— (2.1)%[5]	(2,885,209)
		TOTAL NET ASSETS—100%	$135,162,506
1	Non-income-producing security.
2	Affiliated company or holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$15.08	$15.66	$15.07	$13.70	$9.52	$9.88
Income From Investment Operations:
Net investment income (loss)	(0.01)[1]	0.03[1]	(0.05)[1]	(0.12)[1]	(0.01)[1]	(0.06)[1]
Net realized and unrealized gain (loss) on investments	2.57	1.02	1.57	1.49	4.19	(0.30)
TOTAL FROM INVESTMENT OPERATIONS	2.56	1.05	1.52	1.37	4.18	(0.36)
Less Distributions:
Distributions from net realized gain on investments	(0.15)	(1.63)	(0.93)	—	—	—
Net Asset Value, End of Period	$17.49	$15.08	$15.66	$15.07	$13.70	$9.52
Total Return[2]	16.95%	7.90%	10.22%	10.00%	43.91%	(3.64)%
Ratios to Average Net Assets:
Net expenses	1.14%[3]	1.13%	1.48%	1.70%	1.70%	1.71%
Net investment income (loss)	(0.07)%[3]	0.19%	(0.35)%	(0.77)%	(0.05)%	(0.65)%
Expense waiver/reimbursement[4]	0.60%[3]	1.10%	0.76%	0.52%	1.09%	4.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,805	$13,035	$7,160	$5,346	$3,694	$2,550
Portfolio turnover	46%	189%	166%	174%	184%	200%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$13.70	$14.48	$14.10	$12.91	$9.04	$9.45
Income From Investment Operations:
Net investment income (loss)	(0.06)[1]	(0.07)[1]	(0.16)[1]	(0.21)[1]	(0.09)[1]	(0.12)[1]
Net realized and unrealized gain (loss) on investments	2.32	0.92	1.47	1.40	3.96	(0.29)
TOTAL FROM INVESTMENT OPERATIONS	2.26	0.85	1.31	1.19	3.87	(0.41)
Less Distributions:
Distributions from net realized gain on investments	(0.15)	(1.63)	(0.93)	—	—	—
Net Asset Value, End of Period	$15.81	$13.70	$14.48	$14.10	$12.91	$9.04
Total Return[2]	16.47%	7.12%	9.41%	9.22%	42.81%	(4.34)%
Ratios to Average Net Assets:
Net expenses	1.89%[3]	1.88%	2.28%	2.45%	2.45%	2.46%
Net investment income (loss)	(0.83)%[3]	(0.56)%	(1.11)%	(1.50)%	(0.81)%	(1.41)%
Expense waiver/reimbursement[4]	0.62%[3]	1.11%	0.72%	0.54%	1.11%	4.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,001	$3,422	$3,031	$3,338	$2,636	$2,358
Portfolio turnover	46%	189%	166%	174%	184%	200%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$15.54	$16.04	$15.38	$13.94	$9.67	$10.00
Income From Investment Operations:
Net investment income (loss)	0.01[1]	0.06[1]	(0.02)[1]	(0.08)[1]	0.03[1]	(0.04)[1]
Net realized and unrealized gain (loss) on investments	2.64	1.07	1.61	1.52	4.24	(0.29)
TOTAL FROM INVESTMENT OPERATIONS	2.65	1.13	1.59	1.44	4.27	(0.33)
Less Distributions:
Distributions from net investment income	(0.01)	—	—	—	—	—
Distributions from net realized gain on investments	(0.15)	(1.63)	(0.93)	—	—	—
TOTAL DISTRIBUTIONS	(0.16)	(1.63)	(0.93)	—	—	—
Net Asset Value, End of Period	$18.03	$15.54	$16.04	$15.38	$13.94	$9.67
Total Return[2]	17.00%	8.24%	10.48%	10.33%	44.16%	(3.30)%
Ratios to Average Net Assets:
Net expenses	0.89%[3]	0.88%	1.26%	1.45%	1.45%	1.46%
Net investment income (loss)	0.15%[3]	0.43%	(0.11)%	(0.51)%	0.23%	(0.44)%
Expense waiver/reimbursement[4]	0.56%[3]	1.11%	0.74%	0.52%	1.10%	3.77%
Supplemental Data:
Net assets, end of period (000 omitted)	$87,253	$24,529	$20,504	$21,486	$14,084	$11,650
Portfolio turnover	46%	189%	166%	174%	184%	200%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Period Ended 7/31/2016[1]
Net Asset Value, Beginning of Period	$15.54	$13.88
Income From Investment Operations:
Net investment income (loss)	(0.05)[2]	(0.01)[2]
Net realized and unrealized gain on investments	2.69	1.67
TOTAL FROM INVESTMENT OPERATIONS	2.64	1.66
Less Distributions:
Distributions from net realized gain on investments	(0.15)	—
Net Asset Value, End of Period	$18.03	$15.54
Total Return[3]	17.00%	11.96%
Ratios to Average Net Assets:
Net expenses	0.87%[4]	0.87%[4]
Net investment income (loss)	(0.59)%[4]	(0.04)%[4]
Expense waiver/reimbursement[5]	0.42%[4]	0.97%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$103	$0[6]
Portfolio turnover	46%	189%[7]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to July 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended July 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities
January 31, 2017 (unaudited)
Assets:
Total investment in securities, at value including $8,697,711 of investment in an affiliated holding (identified cost $129,054,980)		$138,047,715
Income receivable		40,912
Receivable for investments sold		464,202
Receivable for shares sold		2,730,195
TOTAL ASSETS		141,283,024
Liabilities:
Payable for investments purchased	$5,162,067
Payable for shares redeemed	897,444
Payable to adviser (Note 5)	2,715
Payable for administrative fee (Note 5)	287
Payable for distribution services fee (Note 5)	5,846
Payable for other service fees (Notes 2 and 5)	16,566
Accrued expenses (Note 5)	35,593
TOTAL LIABILITIES		6,120,518
Net assets for 7,638,324 shares outstanding		$135,162,506
Net Assets Consist of:
Paid-in capital		$124,284,550
Net unrealized appreciation of investments		8,992,735
Accumulated net realized gain on investments		1,902,234
Distributions in excess of net investment income (loss)		(17,013)
TOTAL NET ASSETS		$135,162,506
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($37,805,390 ÷ 2,161,992 shares outstanding), no par value, unlimited shares authorized	$17.49
Offering price per share (100/94.50 of $17.49)	$18.51
Redemption proceeds per share	$17.49
Class C Shares:
Net asset value per share ($10,001,314 ÷ 632,639 shares outstanding), no par value, unlimited shares authorized	$15.81
Offering price per share	$15.81
Redemption proceeds per share (99.00/100 of $15.81)	$15.65
Institutional Shares:
Net asset value per share ($87,252,501 ÷ 4,837,964 shares outstanding), no par value, unlimited shares authorized	$18.03
Offering price per share	$18.03
Redemption proceeds per share	$18.03
Class R6 Shares:
Net asset value per share ($103,301 ÷ 5,729 shares outstanding), no par value, unlimited shares authorized	$18.03
Offering price per share	$18.03
Redemption proceeds per share	$18.03
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2017 (unaudited)
Investment Income:
Dividends (including $10,652 received from an affiliated holding (Note 4) and net of foreign taxes withheld of $467)			$385,407
Expenses:
Investment adviser fee (Note 5)		$363,613
Administrative fee (Note 5)		28,747
Custodian fees		12,055
Transfer agent fee (Note 2)		25,668
Directors'/Trustees' fees (Note 5)		975
Auditing fees		12,839
Legal fees		5,852
Portfolio accounting fees		37,918
Distribution services fee (Note 5)		20,763
Other service fees (Notes 2 and 5)		32,909
Share registration costs		33,937
Printing and postage		9,706
Miscellaneous (Note 5)		6,745
TOTAL EXPENSES		591,727
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(197,468)
Reimbursement of other operating expenses (Notes 2 and 5)	(14,259)
TOTAL WAIVER AND REIMBURSEMENTS		(211,727)
Net expenses			380,000
Net investment income			5,407
Realized and Unrealized Gain on Investments:
Net realized gain on investments			3,641,985
Net change in unrealized appreciation of investments			6,045,254
Net realized and unrealized gain on investments			9,687,239
Change in net assets resulting from operations			$9,692,646
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,407	$86,647
Net realized gain on investments	3,641,985	238,839
Net change in unrealized appreciation/depreciation of investments	6,045,254	2,534,704
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,692,646	2,860,190
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(24,130)
Class C Shares	—	(8,056)
Institutional Shares	(22,420)	(54,461)
Distributions from net realized gain on investments
Class A Shares	(229,905)	(899,981)
Class C Shares	(64,270)	(346,517)
Institutional Shares	(502,694)	(2,022,825)
Class R6 Shares	(1)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(819,290)	(3,355,970)
Share Transactions:
Proceeds from sale of shares	98,702,559	18,430,305
Net asset value of shares issued to shareholders in payment of distributions declared	801,641	3,230,590
Cost of shares redeemed	(14,201,923)	(10,873,114)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	85,302,277	10,787,781
Change in net assets	94,175,633	10,292,001
Net Assets:
Beginning of period	40,986,873	30,694,872
End of period (including distributions in excess of net investment income of $(17,013) and $0, respectively)	$135,162,506	$40,986,873
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2017
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
The Fund's Class R6 Shares commenced operations on June 29, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (“Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
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representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $211,727 is disclosed in various locations in this Note 2 and Note 5. For the six months ended January 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$8,389	$(5,136)
Class C Shares	3,066	(1,964)
Institutional Shares	14,211	(7,159)
Class R6 Shares	2	—
TOTAL	$25,668	$(14,259)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$26,233
Class C Shares	6,676
TOTAL	$32,909
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,525,084	$25,969,857	499,161	$7,058,133
Shares issued to shareholders in payment of distributions declared	12,847	227,778	67,053	904,542
Shares redeemed	(240,203)	(3,971,954)	(159,177)	(2,155,066)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,297,728	$22,225,681	407,037	$5,807,609

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	442,531	$6,872,440	87,018	$1,153,452
Shares issued to shareholders in payment of distributions declared	3,710	59,508	22,980	282,655
Shares redeemed	(63,413)	(969,240)	(69,504)	(901,369)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	382,828	$5,962,708	40,494	$534,738

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,786,597	$65,757,474	705,662	$10,218,620
Shares issued to shareholders in payment of distributions declared	28,142	514,355	147,325	2,043,393
Shares redeemed	(555,621)	(9,260,729)	(552,221)	(7,816,679)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,259,118	$57,011,100	300,766	$4,445,334

	Six Months Ended 1/31/2017		Period Ended 7/31/2016[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	5,722	$102,788	7.205	$100
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(—)	(—)	(—)	(—)
NET CHANGE RESULTING FROM CLASS R6 SHARES TRANSACTIONS	5,722	$102,788	7.205	$100
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,945,396	$85,302,277	748,304.205	$10,787,781
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to July 31, 2016.
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4. FEDERAL TAX INFORMATION
At January 31, 2017, the cost of investments for federal tax purposes was $129,054,980. The net unrealized appreciation of investments for federal tax purposes was $8,992,735. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,645,101 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,652,366.
At July 31, 2016, the Fund had a capital loss carryforward of $537,274 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$537,274	NA	$537,274
Under current tax rules, capital losses on securities transactions realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2016, for federal income tax purposes, post October losses of $248,188 were deferred to August 1, 2016.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse other operating expenses of the Fund. For the six months ended January 31, 2017, the Adviser voluntarily waived $195,792 of its fee and reimbursed $14,259 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$20,763
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the six months ended January 31, 2017, FSC retained $6,544 of fees paid by the Fund. For the six months ended January 31, 2017, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended January 31, 2017, FSSC received $195 of the other service fees disclosed in Note 2.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2017, FSC retained $12,652 in sales charges from the sale of Class A Shares. FSC retained $2,545 of CDSC relating to redemptions of Class C Shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.88%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Companies and Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies for the six months ended January 31, 2017, were as follows:
	Balance of Shares Held 7/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2017	Value	Dividend Income
Dynavax Technologies Corp	—	160,557	—	160,557	$658,284	$—
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Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2017, the Adviser reimbursed $1,676. Transactions involving the affiliated holding during the six months ended January 31, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2016	803,721
Purchases/Additions	50,369,455
Sales/Reductions	(42,476,335)
Balance of Shares Held 1/31/2017	8,696,841
Value	$8,697,711
Dividend Income	$10,652
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2017, were as follows:
Purchases	$112,881,188
Sales	$33,604,153
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2017, the Fund had no outstanding loans. During the six months ended January 31, 2017, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2017, there were no outstanding loans. During the six months ended January 31, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. subsequent event
On February 16, 2017, the Trustees approved the addition of a T Share class to the Fund which is expected to become effective in the first quarter of 2017.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,169.50	$6.23
Class C Shares	$1,000	$1,164.70	$10.31
Institutional Shares	$1,000	$1,170.00	$4.87
Class R6 Shares	$1,000	$1,170.00	$4.76
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.50	$5.80
Class C Shares	$1,000	$1,015.70	$9.60
Institutional Shares	$1,000	$1,020.70	$4.53
Class R6 Shares	$1,000	$1,020.80	$4.43
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.14%
Class C Shares	1.89%
Institutional Shares	0.89%
Class R6 Shares	0.87%
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Evaluation and Approval of Advisory Contract–May 2016
Federated MDT Small Cap Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated MDTA LLC (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the Board had been informed that the management of the Fund is among the more complex relative to its peers.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio
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managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
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For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In this regard, the Board approved, a reduction of 16 basis points in the contractual advisory fee. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
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Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated MDT Small Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R817
CUSIP 31421R791
CUSIP 31421R783
CUSIP 31421R627
36359 (3/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2017
Share Class	Ticker
A	QASGX
B	QBSGX
C	QCSGX
Institutional	QISGX
R6	QLSGX

Federated MDT Small Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2016 through January 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2017, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Biotechnology	7.1%
Specialty Retailing	4.5%
Software Packaged/Custom	4.0%
Semiconductor Manufacturing	3.7%
Auto Original Equipment Manufacturers	3.2%
Financial Services	3.0%
Medical Supplies	2.9%
Health Care Equipment & Supplies	2.7%
Insurance	2.6%
Internet Services	2.6%
Telecommunication Equipment & Services	2.5%
Specialty Chemicals	2.3%
Software	2.2%
IT Services	2.1%
Undesignated Consumer Cyclicals	2.1%
Photo-Optical Component Equipment	1.9%
Broadcasting	1.8%
Generic Drugs	1.7%
Health Care Providers & Services	1.7%
Pharmaceuticals	1.7%
Entertainment	1.6%
Airline - Regional	1.4%
Electric & Electronic Original Equipment Manufacturers	1.3%
Miscellaneous Machinery	1.3%
Clothing Stores	1.2%
Internet Software & Services	1.2%
Restaurants	1.2%
Semiconductor Manufacturing Equipment	1.2%
Construction & Engineering	1.1%
Dairy Products	1.1%
Metal Fabrication	1.1%
Undesignated Consumer Staples	1.1%
Cable TV	1.0%
Cosmetics & Toiletries	1.0%
Life Sciences Tools & Services	1.0%
Multi-Industry Capital Goods	1.0%
Property Liability Insurance	1.0%
Semi-Annual Shareholder Report
1

Industry Composition	Percentage of Total Net Assets
Other[2]	21.5%
Cash Equivalents[3]	3.2%
Other Assets and Liabilities—Net[4]	(0.8)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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2

Portfolio of Investments
January 31, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—97.6%
		Airline - Regional—1.4%
31,081	[1]	Hawaiian Holdings, Inc.	$1,583,577
		Auto Original Equipment Manufacturers—3.2%
17,550	[1]	American Axle & Manufacturing Holdings, Inc.	358,020
77,507	[1]	Commercial Vehicle Group, Inc.	461,942
15,983	[1]	Cooper-Standard Holding, Inc.	1,682,690
19,006	[1]	Stoneridge, Inc.	311,889
10,554	[1]	Tenneco, Inc.	711,867
		TOTAL	3,526,408
		Auto Part Replacement—0.2%
10,232		Supreme Industries, Inc.	187,860
		Biotechnology—7.1%
7,350	[1]	Anika Therapeutics, Inc.	371,469
45,938	[1]	BioCryst Pharmaceuticals, Inc.	289,409
23,880	[1]	Blueprint Medicines Corp.	813,830
11,451	[1]	Cambrex Corp.	600,605
104,454	[1]	Celldex Therapeutics, Inc.	340,520
58,211	[1]	ChemoCentryx, Inc.	423,194
7,722	[1]	Clovis Oncology, Inc.	500,386
86,569	[1,2]	Dynavax Technologies Corp.	354,933
22,535	[1]	Exact Sciences Corp.	427,038
41,102	[1]	Exelixis, Inc.	744,768
35,510	[1]	INSYS Therapeutics, Inc.	363,622
10,968	[1]	MacroGenics, Inc.	202,579
32,304	[1]	NewLink Genetics Corp.	393,140
84,022		PDL BioPharma, Inc.	184,848
20,012	[1]	Seres Therapeutics, Inc.	197,919
5,291	[1]	Tesaro, Inc.	861,587
25,327	[1]	Xencor, Inc.	603,543
35,482	[1]	Zafgen, Inc.	149,379
		TOTAL	7,822,769
		Broadcasting—1.8%
57,175		Sinclair Broadcast Group, Inc.	1,929,656
		Building Products—0.5%
34,885	[1]	Ply Gem Holdings, Inc.	563,393
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Shares			Value
		COMMON STOCKS—continued
		Cable TV—1.0%
46,552	[1]	MSG Networks, Inc.	$1,080,006
		Chemicals—0.6%
26,064		Chemours Co./The	688,611
		Clothing Stores—1.2%
54,752		American Eagle Outfitters, Inc.	827,303
27,545	[1]	Francesca's Holdings Corp.	480,385
		TOTAL	1,307,688
		Cogeneration—0.2%
86,100	[1]	Rentech, Inc.	221,707
		Communications Equipment—0.6%
17,053	[1]	Lumentum Holdings, Inc.	647,161
		Computer Networking—0.1%
19,941	[1]	Extreme Networks, Inc.	110,274
		Computer Peripherals—0.8%
7,274	[1]	3D Systems Corp.	119,948
13,139	[1]	Synaptics, Inc.	740,777
		TOTAL	860,725
		Computer Services—0.2%
13,056	[1]	Unisys Corp.	167,770
		Computer Stores—0.2%
6,322	[1]	Insight Enterprises, Inc.	234,736
		Construction & Engineering—1.1%
15,998		Argan, Inc.	1,179,852
		Consumer Durables & Apparel—0.4%
22,128	[1]	American Outdoor Brands Corp.	471,326
		Consumer Finance—0.9%
71,956	[1]	Enova International, Inc.	1,014,580
		Contracting—0.9%
28,205		Comfort Systems USA, Inc.	954,739
		Cosmetics & Toiletries—1.0%
11,340	[1]	Helen of Troy Ltd.	1,058,022
		Dairy Products—1.1%
59,354		Dean Foods Co.	1,178,770
		Defense Aerospace—0.2%
7,587	[1]	Ducommun, Inc.	224,803
		Diversified Leisure—0.7%
58,442	[1]	Penn National Gaming, Inc.	805,331
Semi-Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Electric & Electronic Original Equipment Manufacturers—1.3%
35,058	[1]	Generac Holdings, Inc.	$1,411,435
		Electronic Components—0.3%
30,685	[1]	Oclaro, Inc.	301,020
		Electronic Instruments—0.7%
42,438	[1]	Ixia	825,419
		Electronic Test/Measuring Equipment—0.9%
16,109	[1]	Itron, Inc.	993,925
		Entertainment—1.6%
52,275	[1]	Essent Group Ltd.	1,807,147
		Financial Services—3.0%
19,601		Deluxe Corp.	1,427,933
19,858		Evercore Partners, Inc., Class A	1,538,002
26,420		Liberty Tax, Inc.	354,028
		TOTAL	3,319,963
		Furniture—0.8%
7,576		Bassett Furniture Industries, Inc.	213,643
22,001		Ethan Allen Interiors, Inc.	640,229
		TOTAL	853,872
		Generic Drugs—1.7%
143,500	[1]	Impax Laboratories, Inc.	1,887,025
		Health Care Equipment & Supplies—2.7%
35,254	[1]	Cardiovascular Systems, Inc.	870,774
8,274	[1]	iRadimed Corp.	75,707
92,426	[1]	Lantheus Holdings, Inc.	785,621
48,269		LeMaitre Vascular, Inc.	1,096,189
36,232	[1]	RTI Surgical, Inc.	117,754
		TOTAL	2,946,045
		Health Care Providers & Services—1.7%
37,113	[1]	Adeptus Health, Inc.	266,100
45,047	[1]	Diplomat Pharmacy, Inc.	618,946
17,605	[1]	PRA Health Sciences, Inc.	1,031,477
		TOTAL	1,916,523
		Home Building—0.5%
27,172	[1]	Taylor Morrison Home Corp., Class A	527,137
		Home Health Care—0.7%
50,996	[1]	Cross Country Healthcare, Inc.	737,912
		Home Products—0.7%
45,633		Libbey, Inc.	780,781
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5

Shares			Value
		COMMON STOCKS—continued
		Hotels Restaurants & Leisure—0.0%
12,403	[1]	Noodles & Co.	$54,573
		Insurance—2.6%
37,131		National General Holdings Corp.	909,338
25,926		Primerica, Inc.	1,956,117
		TOTAL	2,865,455
		Insurance Brokerage—0.4%
20,135		Crawford & Co., Class B	244,036
12,716	[1]	eHealth, Inc.	155,898
		TOTAL	399,934
		Internet & Catalog Retail—0.7%
20,409		HSN, Inc.	719,417
		Internet Services—2.6%
19,548	[1]	Etsy, Inc.	246,500
17,317		j2 Global, Inc.	1,451,338
16,624	[1]	Shutterfly, Inc.	853,310
16,866	[1]	Web.com Group, Inc.	319,611
		TOTAL	2,870,759
		Internet Software & Services—1.2%
41,401	[1]	Brightcove, Inc.	298,087
34,007	[1]	Carbonite, Inc.	586,621
26,772	[1]	Care.com, Inc.	225,956
8,284	[1]	MindBody, Inc.	201,715
		TOTAL	1,312,379
		IT Services—2.1%
53,347		Evertec, Inc.	909,566
24,988		Hackett Group, Inc.	406,055
68,217		Travelport Worldwide Ltd.	979,596
		TOTAL	2,295,217
		Life Sciences Tools & Services—1.0%
19,930	[1]	INC Research Holdings, Inc.	1,056,290
		Lumber Products—0.8%
43,633	[1]	Louisiana-Pacific Corp.	834,699
		Machinery—0.7%
22,779		Global Brass & Copper Holdings, Inc.	755,124
		Medical Supplies—2.9%
39,384	[1]	Cutera, Inc.	728,604
10,598	[1]	ICU Medical, Inc.	1,452,986
Semi-Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Medical Supplies—continued
28,065	[1]	Orthofix International NV	$1,008,656
		TOTAL	3,190,246
		Metal Fabrication—1.1%
25,027		Worthington Industries, Inc.	1,196,040
		Miscellaneous Communications—0.7%
107,732	[1]	Internap Corp.	177,758
22,828		West Corp.	554,035
		TOTAL	731,793
		Miscellaneous Components—0.7%
7,113	[1]	Nanometrics, Inc.	182,875
8,692		Power Integrations, Inc.	617,132
		TOTAL	800,007
		Miscellaneous Machinery—1.3%
16,265		John Bean Technologies Corp.	1,404,483
		Multi-Industry Capital Goods—1.0%
7,258	[1]	DXP Enterprises, Inc.	274,498
8,313	[1]	Lydall, Inc.	507,093
12,371		Raven Industries, Inc.	309,893
		TOTAL	1,091,484
		Office Furniture—0.5%
21,307		Knoll, Inc.	556,326
		Oil Service, Explore & Drill—0.2%
10,374	[1]	PetroQuest Energy, Inc.	43,778
33,657	[1]	Pioneer Energy Services Corp.	212,039
		TOTAL	255,817
		Other Communications Equipment—0.5%
9,138	[1]	Netgear, Inc.	519,952
		Paint & Related Materials—0.6%
44,731	[1]	Ferro Corp.	632,496
		Paper Products—0.2%
53,214	[1]	Xerium Technologies, Inc.	275,116
		Personal Loans—0.2%
4,623	[1]	World Acceptance Corp.	226,851
		Personnel Agency—0.4%
17,042		KForce Com, Inc.	391,966
		Pharmaceuticals—1.7%
4,000	[1]	ANI Pharmaceuticals, Inc.	241,800
4,153	[1]	Aerie Pharmaceuticals, Inc.	182,317
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Pharmaceuticals—continued
31,069	[1]	Horizon Pharma PLC	$508,600
62,919	[1]	Innoviva, Inc.	666,941
48,505	[1]	Lipocine, Inc.	175,588
18,965	[1]	Tetraphase Pharmaceuticals, Inc.	72,636
		TOTAL	1,847,882
		Photo-Optical Component-Equipment—1.9%
13,234	[1]	Coherent, Inc.	2,087,399
		Printing—0.5%
22,027		Quad Graphics, Inc.	576,887
		Property Liability Insurance—1.0%
7,143		HCI Group, Inc.	295,435
14,649		Heritage Insurance Holdings, Inc.	207,723
23,135		Universal Insurance Holdings, Inc.	604,980
		TOTAL	1,108,138
		Real Estate Management & Development—0.3%
11,984	[1]	Altisource Portfolio Solutions S.A.	341,544
		Recreational Goods—0.3%
16,929	[1]	Scientific Games Holdings Corp.	287,793
		Restaurants—1.2%
18,977		DineEquity, Inc.	1,301,443
		Semiconductor Manufacturing—3.7%
50,241	[1]	Advanced Micro Devices, Inc.	520,999
12,317	[1]	Ceva, Inc.	435,406
22,410	[1]	Cirrus Logic, Inc.	1,351,771
14,691		Monolithic Power Systems	1,281,643
8,123	[1]	Silicon Laboratories, Inc.	529,620
		TOTAL	4,119,439
		Semiconductor Manufacturing Equipment—1.2%
23,044	[1]	Advanced Energy Industries, Inc.	1,355,909
		Software—2.2%
4,780	[1]	HubSpot, Inc.	245,214
16,563	[1]	Proofpoint, Inc.	1,327,690
22,871	[1]	Rubicon Project, Inc./The	193,717
17,581	[1]	Varonis Systems, Inc.	525,672
9,348	[1]	Workiva, Inc.	117,785
		TOTAL	2,410,078
		Software & Services—0.1%
11,197	[1]	TrueCar, Inc.	147,241
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—4.0%
27,526	[1]	8x8, Inc.	$436,287
7,615	[1]	Aspen Technology, Inc.	404,433
19,418	[1]	Barracuda Networks, Inc.	456,129
3,721		CSG Systems International, Inc.	180,096
6,653	[1]	Commvault Systems, Inc.	326,662
2,246		Ebix, Inc.	124,653
3,499	[1]	ePlus, Inc.	392,063
27,169	[1]	Five9, Inc.	420,033
12,345	[1]	Paycom Software, Inc.	570,833
11,958	[1]	Perficient, Inc.	212,015
7,305		Sapiens International Corp. NV	97,595
13,709	[1]	Take-Two Interactive Software, Inc.	735,488
		TOTAL	4,356,287
		Specialty Chemicals—2.3%
10,347		KMG Chemicals, Inc.	381,390
17,583	[1]	Koppers Holdings, Inc.	711,232
13,131		Rayonier Advanced Materials, Inc.	178,188
18,902		Trinseo SA	1,223,905
		TOTAL	2,494,715
		Specialty Retailing—4.5%
29,798		Big Lots, Inc.	1,489,900
7,589	[1]	Build-A-Bear Workshop, Inc.	91,068
18,073		Children's Place, Inc./The	1,753,081
66,280		GNC Holdings, Inc.	587,904
4,602		Lithia Motors, Inc., Class A	474,558
27,476		Tailored Brands, Inc.	583,865
		TOTAL	4,980,376
		System Instruments—0.8%
14,557	[1]	iRobot Corp.	881,572
		Technology Hardware Storage & Peripherals—0.2%
44,131		CPI Card Group, Inc.	200,796
		Telecommunication Equipment & Services—2.5%
22,262	[1]	CIENA Corp.	541,857
26,852	[1]	Mastec, Inc.	1,000,237
8,393		Plantronics, Inc.	474,876
13,827	[1]	Sonus Networks, Inc.	88,216
10,575	[1]	Ubiquiti Networks, Inc.	659,880
		TOTAL	2,765,066
Semi-Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Thrifts & Mortgage Finance—0.5%
18,271	[1]	BofI Holding, Inc.	$538,994
		Truck Manufacturing—0.9%
55,548		Wabash National Corp.	980,422
		Undesignated Consumer Cyclicals—2.1%
48,214		Convergys Corp.	1,196,671
9,683	[1]	Strayer Education, Inc.	784,323
29,859	[1]	Weight Watchers International, Inc.	371,745
		TOTAL	2,352,739
		Undesignated Consumer Staples—1.1%
13,126		Medifast, Inc.	553,524
10,184	[1]	USANA Health Sciences, Inc.	634,463
		TOTAL	1,187,987
		Undesignated Technology—0.2%
53,874	[1]	American Reprographics Co.	253,747
		TOTAL COMMON STOCKS (IDENTIFIED COST $96,794,708)	107,140,846
		INVESTMENT COMPANY—3.2%
3,535,754	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.84%[3] (IDENTIFIED COST $3,535,900)	3,536,107
		TOTAL INVESTMENTS—100.8% (IDENTIFIED COST $100,330,608)[4]	110,676,953
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[5]	(882,714)
		TOTAL NET ASSETS—100%	$109,794,239
1	Non-income-producing security.
2	Affiliated company or holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Semi-Annual Shareholder Report
10

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$17.66	$20.49	$17.39	$16.12	$11.93	$12.12
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.06)[1]	(0.12)[1]	(0.18)[1]	(0.07)[1]	(0.09)[1]
Net realized and unrealized gain (loss) on investments	2.23	0.32	3.22	1.45	4.26	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	2.19	0.26	3.10	1.27	4.19	(0.19)
Less Distributions:
Distributions from net realized gain on investments	(0.32)	(3.09)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.32)	(3.09)	—	—	—	—
Net Asset Value, End of Period	$19.53	$17.66	$20.49	$17.39	$16.12	$11.93
Total Return[2]	12.42%	2.30%	17.83%	7.88%	35.12%	(1.57)%
Ratios to Average Net Assets:
Net expenses	1.15%[3]	1.13%	1.54%	1.75%	1.75%	1.75%
Net investment income (loss)	(0.40)%[3]	(0.34)%	(0.66)%	(1.05)%	(0.49)%	(0.79)%
Expense waiver/reimbursement[4]	0.79%[3]	1.00%	0.61%	0.43%	0.59%	1.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,673	$29,707	$32,136	$29,690	$30,187	$22,718
Portfolio turnover	72%	198%	121%	61%	88%	69%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$16.53	$19.51	$16.69	$15.58	$11.62	$11.90
Income From Investment Operations:
Net investment income (loss)	(0.10)[1]	(0.18)[1]	(0.25)[1]	(0.30)[1]	(0.17)[1]	(0.17)[1]
Net realized and unrealized gain (loss) on investments	2.08	0.29	3.07	1.41	4.13	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	1.98	0.11	2.82	1.11	3.96	(0.28)
Less Distributions:
Distributions from net realized gain on investments	(0.32)	(3.09)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.32)	(3.09)	—	—	—	—
Net Asset Value, End of Period	$18.19	$16.53	$19.51	$16.69	$15.58	$11.62
Total Return[2]	11.99%	1.58%	16.90%	7.12%	34.08%	(2.35)%
Ratios to Average Net Assets:
Net expenses	1.90%[3]	1.88%	2.27%	2.50%	2.50%	2.50%
Net investment income (loss)	(1.13)%[3]	(1.09)%	(1.38)%	(1.79)%	(1.25)%	(1.55)%
Expense waiver/reimbursement[4]	0.70%[3]	0.99%	0.63%	0.43%	0.59%	1.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,510	$1,899	$2,327	$1,842	$2,016	$1,640
Portfolio turnover	72%	198%	121%	61%	88%	69%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$16.03	$19.03	$16.27	$15.19	$11.33	$11.60
Income From Investment Operations:
Net investment income (loss)	(0.10)[1]	(0.17)[1]	(0.25)[1]	(0.30)[1]	(0.16)[1]	(0.17)[1]
Net realized and unrealized gain (loss) on investments	2.02	0.26	3.01	1.38	4.02	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	1.92	0.09	2.76	1.08	3.86	(0.27)
Less Distributions:
Distributions from net realized gain on investments	(0.32)	(3.09)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.32)	(3.09)	—	—	—	—
Net Asset Value, End of Period	$17.63	$16.03	$19.03	$16.27	$15.19	$11.33
Total Return[2]	11.99%	1.51%	16.96%	7.11%	34.07%	(2.33)%
Ratios to Average Net Assets:
Net expenses	1.90%[3]	1.88%	2.31%	2.50%	2.50%	2.50%
Net investment income (loss)	(1.16)%[3]	(1.09)%	(1.44)%	(1.79)%	(1.24)%	(1.54)%
Expense waiver/reimbursement[4]	0.80%[3]	1.00%	0.59%	0.43%	0.59%	1.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,973	$3,941	$3,571	$4,608	$4,912	$4,223
Portfolio turnover	72%	198%	121%	61%	88%	69%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$18.24	$21.01	$17.79	$16.44	$12.14	$12.31
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	(0.02)[1]	(0.08)[1]	(0.14)[1]	(0.03)[1]	(0.06)[1]
Net realized and unrealized gain (loss) on investments	2.31	0.34	3.30	1.49	4.33	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	2.29	0.32	3.22	1.35	4.30	(0.17)
Less Distributions:
Distributions from net realized gain on investments	(0.32)	(3.09)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.32)	(3.09)	—	—	—	—
Net Asset Value, End of Period	$20.21	$18.24	$21.01	$17.79	$16.44	$12.14
Total Return[2]	12.57%	2.56%	18.10%	8.21%	35.42%	(1.38)%
Ratios to Average Net Assets:
Net expenses	0.90%[3]	0.88%	1.30%	1.50%	1.50%	1.50%
Net investment income (loss)	(0.16)%[3]	(0.09)%	(0.43)%	(0.80)%	(0.24)%	(0.54)%
Expense waiver/reimbursement[4]	0.73%[3]	0.99%	0.60%	0.43%	0.59%	1.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$63,526	$43,337	$36,706	$37,253	$31,179	$26,233
Portfolio turnover	72%	198%	121%	61%	88%	69%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Period Ended 7/31/2016[1]
Net Asset Value, Beginning of Period	$18.24	$16.25
Income From Investment Operations:
Net investment income (loss)	(0.02)[2]	(0.07)[2]
Net realized and unrealized gain on investments	2.31	2.06
TOTAL FROM INVESTMENT OPERATIONS	2.29	1.99
Less Distributions:
Distributions from net realized gain on investments	(0.32)	—
TOTAL DISTRIBUTIONS	(0.32)	—
Net Asset Value, End of Period	$20.21	$18.24
Total Return[3]	12.57%	12.25%
Ratios to Average Net Assets:
Net expenses	0.90%[4]	0.87%[4]
Net investment income (loss)	(0.23)%[4]	(0.41)%[4]
Expense waiver/reimbursement[5]	0.57%[4]	0.66%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$113	$0[6]
Portfolio turnover	72%	198%[7]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to July 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended July 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities
January 31, 2017 (unaudited)
Assets:
Total investment in securities, at value including $3,536,107 of investment in an affiliated holding (Note 5) (identified cost $100,330,608)		$110,676,953
Cash		200,065
Income receivable		6,430
Receivable for shares sold		604,606
TOTAL ASSETS		111,488,054
Liabilities:
Payable for investments purchased	$1,390,567
Payable for shares redeemed	187,237
Payable to adviser (Note 5)	1,431
Payable for administrative fee (Note 5)	233
Payable for transfer agent fee	30,126
Payable for distribution services fee (Note 5)	4,603
Payable for other service fees (Notes 2 and 5)	19,307
Accrued expenses (Note 5)	60,311
TOTAL LIABILITIES		1,693,815
Net assets for 5,550,467 shares outstanding		$109,794,239
Net Assets Consist of:
Paid-in capital		$94,509,297
Net unrealized appreciation of investments		10,346,345
Accumulated net realized gain on investments		5,081,118
Accumulated net investment income (loss)		(142,521)
TOTAL NET ASSETS		$109,794,239
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($38,672,614 ÷ 1,979,749 shares outstanding), no par value, unlimited shares authorized	$19.53
Offering price per share (100/94.50 of $19.53)	$20.67
Redemption proceeds per share	$19.53
Class B Shares:
Net asset value per share ($1,509,678 ÷ 83,015 shares outstanding), no par value, unlimited shares authorized	$18.19
Offering price per share	$18.19
Redemption proceeds per share (94.50/100 of $18.19)	$17.19
Class C Shares:
Net asset value per share ($5,973,185 ÷ 338,764 shares outstanding), no par value, unlimited shares authorized	$17.63
Offering price per share	$17.63
Redemption proceeds per share (99.00/100 of $17.63)	$17.45
Institutional Shares:
Net asset value per share ($63,526,019 ÷ 3,143,359 shares outstanding), no par value, unlimited shares authorized	$20.21
Offering price per share	$20.21
Redemption proceeds per share	$20.21
Class R6 Shares:
Net asset value per share ($112,743 ÷ 5,580 shares outstanding), no par value, unlimited shares authorized	$20.21
Offering price per share	$20.21
Redemption proceeds per share	$20.21
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Operations
Six Months Ended January 31, 2017 (unaudited)
Investment Income:
Dividends (including $5,868 received from an affiliated holding (Note 5))			$335,949
Expenses:
Investment adviser fee (Note 5)		$446,115
Administrative fee (Note 5)		35,263
Custodian fees		10,891
Transfer agent fee		121,119
Directors'/Trustees' fees (Note 5)		1,114
Auditing fees		12,840
Legal fees		5,817
Portfolio accounting fees		42,616
Distribution services fee (Note 5)		23,761
Other service fees (Notes 2 and 5)		48,072
Share registration costs		39,411
Printing and postage		17,883
Miscellaneous (Note 5)		13,147
TOTAL EXPENSES		818,049
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(259,854)
Reimbursement of other operating expenses (Notes 2 and 5)	(79,725)
TOTAL WAIVER AND REIMBURSEMENTS		(339,579)
Net expenses			478,470
Net investment income (loss)			(142,521)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			5,466,057
Net change in unrealized appreciation of investments			5,277,017
Net realized and unrealized gain on investments			10,743,074
Change in net assets resulting from operations			$10,600,553
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(142,521)	$(198,274)
Net realized gain on investments	5,466,057	1,564,302
Net change in unrealized appreciation/depreciation of investments	5,277,017	706,476
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,600,553	2,072,504
Distributions to Shareholders:
Distributions from net realized gain on investments
Class A Shares	(608,831)	(5,047,941)
Class B Shares	(28,737)	(351,767)
Class C Shares	(90,792)	(643,484)
Institutional Shares	(885,123)	(6,264,901)
Class R6 Shares	(1,745)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,615,228)	(12,308,093)
Share Transactions:
Proceeds from sale of shares	35,147,389	33,756,690
Net asset value of shares issued to shareholders in payment of distributions declared	1,551,158	11,779,980
Cost of shares redeemed	(14,774,056)	(31,157,360)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	21,924,491	14,379,310
Change in net assets	30,909,816	4,143,721
Net Assets:
Beginning of period	78,884,423	74,740,702
End of period (including accumulated net investment income (loss) of $(142,521) and $0, respectively)	$109,794,239	$78,884,423
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Notes to Financial Statements
January 31, 2017 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. On June 1, 2015, Class B Shares were closed to new accounts/investors. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
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representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Institutional Shares and R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $339,579 is disclosed in various locations in this Note 2 and Note 5.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$49,431	$(34,115)
Class B Shares	1,788	(998)
Class C Shares	7,295	(5,194)
Institutional Shares	62,574	(39,418)
Class R6 Shares	31	—
TOTAL	$121,119	$(79,725)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$40,166
Class B Shares	2,146
Class C Shares	5,760
TOTAL	$48,072
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2017		Period Ended 7/31/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	505,523	$9,617,901	465,083	$7,909,230
Shares issued to shareholders in payment of distributions declared	28,970	558,543	280,541	4,637,343
Shares redeemed	(236,637)	(4,360,118)	(631,816)	(10,489,720)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	297,856	$5,816,326	113,808	$2,056,853

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	57	$1,025	628	$9,758
Shares issued to shareholders in payment of distributions declared	1,543	27,712	21,942	340,760
Shares redeemed	(33,493)	(580,224)	(26,934)	(420,323)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(31,893)	$(551,487)	(4,364)	$(69,805)

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	121,270	$2,068,153	79,204	$1,262,101
Shares issued to shareholders in payment of distributions declared	4,785	83,338	37,876	570,799
Shares redeemed	(33,135)	(559,191)	(58,895)	(871,702)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	92,920	$1,592,300	58,185	$961,198

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,196,452	$23,264,744	1,403,762	$24,575,501
Shares issued to shareholders in payment of distributions declared	44,123	879,822	365,674	6,231,078
Shares redeemed	(473,048)	(9,181,061)	(1,140,530)	(19,375,615)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	767,527	$14,963,505	628,906	$11,430,964
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	Six Months Ended 1/31/2017		Period Ended 7/31/2016[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	10,519	$195,566	6	$100
Shares issued to shareholders in payment of distributions declared	88	1,743	—	—
Shares redeemed	(5,033)	(93,462)	(—)	(—)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	5,574	$103,847	6	$100
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,131,984	$21,924,491	796,541	$14,379,310
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to July 31, 2016.
4. FEDERAL TAX INFORMATION
At January 31, 2017, the cost of investments for federal tax purposes was $100,330,608. The net unrealized appreciation of investments for federal tax purposes was $10,346,345. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,869,737 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,523,392.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.99% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain other operating expenses of the Fund. For the six months ended January 31, 2017, the Adviser voluntarily waived $258,788 of its fee and voluntarily reimbursed $79,725 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$6,439
Class C Shares	17,322
TOTAL	$23,761
For the six months ended January 31, 2017, FSC retained $8,867 of fees paid by the Fund.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2017, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2017, FSC did not retain sales charges from the sale of the Class A Shares. For the six months ended January 31, 2017, FSC retained $10,426 of CDSC relating to redemptions of Class B Shares. FSC also retained $955 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2017, FSSC received $4,590 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed
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1.13%, 1.88%, 1.88%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Companies and Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies for the six months ended January 31, 2017, were as follows:
	Balance of Shares Held 7/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2017	Value	Dividend Income
Dynavax Technologies Corp	—	86,569	—	86,569	$354,933	$—
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2017, the Adviser reimbursed the Fund $1,066. Transactions involving the affiliated holdings during the six months ended January 31, 2017, were as follows:
	Balance of Shares Held 7/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	1,660,718	18,015,693	(16,140,657)	3,535,754	$3,536,107	$5,868
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2017, were as follows:
Purchases	$82,626,208
Sales	$63,603,759
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2017, the Fund had no outstanding loans. During the six months ended January 31, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of January 31, 2017, there were no outstanding loans. During the six months ended January 31, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. SUBSEQUENT EVENT
On February 16, 2017, the Trustees approved the addition of a T Share class to the Fund which is expected to become effective in the first quarter of 2017.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,124.20	$6.16
Class B Shares	$1,000	$1,119.90	$10.15
Class C Shares	$1,000	$1,119.90	$10.15
Institutional Shares	$1,000	$1,125.70	$4.82
R6 Shares	$1,000	$1,125.70	$4.82
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.40	$5.85
Class B Shares	$1,000	$1,015.60	$9.65
Class C Shares	$1,000	$1,015.60	$9.65
Institutional Shares	$1,000	$1,020.70	$4.58
R6 Shares	$1,000	$1,020.70	$4.58
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.15%
Class B Shares	1.90%
Class C Shares	1.90%
Institutional Shares	0.90%
R6 Shares	0.90%
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Evaluation and Approval of Advisory Contract–May 2016
Federated MDT Small Cap Growth Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated MDTA LLC (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the Board had been informed that the management of the Fund is among the more complex relative to its peers.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio
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managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
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For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In this regard, the Board approved, a reduction of 16 basis points in the contractual advisory fee. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
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Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated MDT Small Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R775
CUSIP 31421R676
CUSIP 31421R767
CUSIP 31421R759
CUSIP 31421R619
36367 (3/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date March 24, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 24, 2017